UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund:	BlackRock Liquidity Funds
California Money Fund Federal Trust Fund FedFund MuniCash MuniFund New York Money Fund TempCash TempFund T-Fund Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 1.8%(a)
2.62%, 3/20/09	$343,860	$344,063,014
2.38%, 8/13/09	360,600	360,600,000
2.36%, 8/14/09	527,935	527,880,276

		1,232,543,290

Federal Home Loan Mortgage Corp. Discount Notes — 0.2%(b)
2.52%, 8/11/08	74,145	74,093,099
2.50%, 8/18/08	50,000	49,940,972

		124,034,071

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.0%(a)
2.67%, 9/25/09	849,070	848,782,699
2.39%, 9/28/09	554,405	554,245,753

		1,403,028,452

Federal National Mortgage Assoc. Discount Notes — 1.4%(b)
2.50%, 8/06/08	262,879	262,787,722
2.50%, 8/20/08	132,140	131,965,997
2.51%, 8/20/08	90,000	89,880,775
2.49%, 9/08/08	282,745	282,001,852
2.49%, 9/10/08	173,650	173,169,568

		939,805,914

Total Agency Obligations (Cost $3,699,411,727) — 5.4%		3,699,411,727

Certificates of Deposit
Domestic — 1.4%,
American Express Bank FSB, (A-1, P-1, F-1)
2.65%, 8/14/08	25,000	25,000,000
2.69%, 9/02/08	27,000	27,000,000
American Express Centurion Bank, (A-1, P-1, F-1)
2.81%, 10/14/08	50,000	50,000,000
Citibank N.A., (A-1+, P-1, F-1+)
2.67%, 8/11/08	125,000	125,000,000
2.60%, 8/21/08	450,000	450,000,000
HSBC Bank USA, (A-1+, P-1, F-1+)
2.63%, 8/01/08	231,000	231,000,000
U.S. Bank, N.A., (A-1+, P-1, F-1+)
2.77%, 10/27/08	70,000	70,000,000

		978,000,000

Yankee — 44.2%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)(d)
2.71%, 8/08/08	500,000	500,000,000
3.00%, 10/24/08	647,695	647,695,000
3.19%, 12/24/08	447,000	447,000,000
Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.68%, 8/13/08	50,000	50,000,000
2.63%, 8/22/08	300,000	300,000,000
2.68%, 10/02/08	345,000	345,000,000
2.72%, 10/02/08	275,000	275,000,000
2.93%, 11/17/08	796,150	796,150,000
Barclays Bank Plc, New York, (A-1+, P-1, F-1+)
2.50%, 8/25/08	645,000	645,000,000
2.71%, 9/04/08	800,000	800,000,000
2.85%, 10/02/08	800,000	800,000,000
2.82%, 10/07/08	75,000	75,000,000
2.80%, 10/08/08	1,000,500	1,000,500,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
2.91%, 8/19/08	150,000	150,000,000
2.58%, 8/20/08	200,000	200,000,000
2.63%, 10/02/08	400,000	400,000,000
2.74%, 10/16/08	200,000	200,000,000
2.95%, 10/28/08	500,000	500,000,000
2.85%, 12/04/08	664,450	664,450,000
2.85%, 12/08/08	600,000	600,000,000
3.05%, 1/15/09	580,000	580,000,000
DEPFA Bank Plc, New York, (A-1+, P-1)
2.46%, 8/06/08	1,000,000	1,000,000,000
2.46%, 8/12/08	1,000,000	1,000,000,000
Dexia Bank, New York, (A-1+, P-1, F-1+)
2.69%, 8/07/08	800,000	800,001,324
2.82%, 10/10/08	800,000	800,000,000
DnB NOR Bank ASA, New York, (A-1+, P-1, F-1)
2.84%, 12/05/08	122,400	122,400,000
3.12%, 12/18/08	150,000	150,000,000
Fortis Bank S.A./N.V., New York, (A-1+, P-1, F-1+)
2.70%, 9/10/08	300,000	300,000,000

Funds Abbreviations

To simplify the listings of Funds’ holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Insurance Association
	AMT	Alternative Minimum Tax	MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
	BAN	Bond Anticipation Note	P-FLOAT	Putable Floating Option Tax-Exempt Receipt
	CDC	CDC Funding Group	PCRB	Pollution Control Revenue Bond
	COP	Certificates of Participation	PUTTERS	Putable Tax-Exempt Receipt
	DN	Demand Note (Variable Rate)	RAN	Revenue Anticipation Note
	FSA	Financial Security Assurance	RB	Revenue Bond
	GO	General Obligation	ROC	Reset Option Certificate
	HFA	Housing Finance Authority	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	TAN	Tax Anticipation Note
	IDRB	Industrial Development Revenue Bond	TECP	Tax Exempt Commercial Paper
	ISD	Independent School District	TRAN	Tax and Revenue Anticipation Note
	LOC	Letter of Credit
	MB	Municipal Bond

JULY 31, 2008	1

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee (Continued)(c)
Lloyds TSB Bank Plc, New York, (A-1+, P-1, F-1+)
2.57%, 8/22/08	$250,000	$250,005,796
2.58%, 9/08/08	1,500,000	1,500,000,000
2.72%, 10/10/08	200,000	200,000,000
Natixis, New York, (A-1+, P-1, F-1+)
2.80%, 8/07/08	621,150	621,150,000
2.77%, 8/08/08	145,540	145,540,000
2.71%, 9/09/08	350,000	350,000,000
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
2.65%, 10/15/08	170,005	170,005,000
2.70%, 10/16/08	328,400	328,400,000
4.82%, 10/22/08	34,000	34,007,390
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
2.39%, 8/11/08	700,000	700,000,000
2.50%, 8/11/08	300,000	300,000,000
2.60%, 8/19/08	325,500	325,511,290
2.67%, 9/12/08	788,000	788,000,000
Royal Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.68%, 10/02/08	500,000	500,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.74%, 9/11/08	800,000	800,000,000
2.80%, 10/07/08	600,000	600,000,000
2.77%, 10/09/08	200,000	199,950,386
2.86%, 12/04/08	323,590	323,590,000
2.86%, 12/05/08	518,615	518,615,000
3.00%, 12/10/08	600,000	600,000,000
3.18%, 12/18/08	138,090	138,090,000
Societe Generale, New York, (A-1+, P-1, F-1+)
2.71%, 8/11/08	519,250	519,251,432
2.85%, 10/07/08	700,000	700,000,000
3.11%, 10/24/08	523,250	523,262,021
2.92%, 11/14/08	24,000	24,000,345
2.92%, 12/05/08	635,200	635,200,000
3.18%, 12/23/08	400,000	400,015,738
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.58%, 8/21/08	498,711	498,711,000
2.61%, 10/01/08	391,100	391,100,000
2.70%, 10/17/08	246,000	246,000,000
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
2.65%, 10/06/08	181,970	181,970,000
2.67%, 10/09/08	465,550	465,550,000
2.83%, 12/05/08	178,150	178,150,000
3.00%, 12/16/08	96,850	96,850,000
3.11%, 12/30/08	133,350	133,350,000
3.03%, 1/15/09	329,000	329,000,000
UBS AG, Stamford, (A-1+, P-1, F-1+)
2.51%, 8/25/08	1,100,000	1,100,000,000

		29,963,471,722

Total Certificates of Deposit (Cost $30,941,471,722) — 45.6%		30,941,471,722

Commercial Paper
Asset Backed Securities — 24.0%(b)
Amstel Funding Corp., (A-1+, P-1)
2.80%, 8/13/08	761,735	761,024,047
Amsterdam Funding Corp., (A-1, P-1)
2.60%, 8/07/08	135,000	134,941,500
2.60%, 8/14/08	260,000	259,755,889
Aspen Funding Corp., (A-1+, P-1, F-1+)
2.57%, 8/11/08	100,000	99,928,611
Atlantic Asset Securitization Corp., (A-1, P-1, F-1)
2.57%, 8/07/08	133,507	133,449,815
2.55%, 8/11/08	50,000	49,964,583
Atlantis One Funding Corp., (A-1+, P-1, F-1+)
2.70%, 8/07/08	275,000	274,876,250
2.58%, 8/13/08	80,000	79,931,200
Barton Capital Corp., (A-1+, P-1)
2.55%, 8/05/08	125,000	124,964,583
Cafco LLC, (A-1+, P-1, F-1+)
2.84%, 10/02/08	394,000	392,072,902
2.78%, 10/08/08	130,000	129,317,356
2.78%, 10/09/08	245,000	243,694,558
2.78%, 10/20/08	100,000	99,382,222
Cancara Asset Securitisation LLC, (A-1+, P-1)
2.70%, 8/04/08	100,000	99,977,500
2.63%, 8/07/08	350,000	349,846,583
2.70%, 8/07/08	141,000	140,936,550
2.57%, 8/26/08	175,000	174,687,674
Chariot Funding LLC, (A-1, P-1)
2.48%, 8/08/08	101,000	100,951,296
2.46%, 8/11/08	251,837	251,664,911
Charta LLC, (A-1, P-1)
2.72%, 8/06/08	205,000	204,922,556
2.84%, 10/02/08	200,000	199,021,778
2.81%, 10/09/08	195,000	193,949,762
2.78%, 10/10/08	213,790	212,634,346
2.78%, 10/27/08	95,000	94,361,758
Ciesco LLC, (A-1+, P-1, F-1+)
2.72%, 9/08/08	130,000	129,626,756
Concord Minutemen Capital Co. LLC, Series A, (A-1, P-1, F-1)
2.80%, 8/25/08	205,070	204,687,203
CRC Funding LLC, (A-1+, P-1, F-1+)
2.84%, 10/02/08	200,000	199,021,778
Crown Point Capital Co. LLC, Series A, (A-1, P-1, F-1)
2.80%, 8/25/08	237,450	237,006,760
Dakota Notes Program, (A-1, P-1, F-1)
2.88%, 9/10/08	239,615	238,848,232
2.88%, 9/12/08	149,100	148,599,024
Ebbets Funding LLC, (A-1, P-1)
2.67%, 8/01/08	105,000	105,000,000
Enterprise Funding LLC, (A-1+, P-1, F-1+)
2.65%, 8/22/08	200,000	199,690,833
2.75%, 9/12/08	292,256	291,318,345
Fairway Finance Co. LLC, (A-1, P-1)
2.55%, 8/13/08	166,000	165,858,900
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
2.49%, 8/08/08	75,164	75,127,608
2.52%, 8/08/08	66,020	65,987,650
2.47%, 8/11/08	78,976	78,921,814

2	JULY 31, 2008

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Asset Backed Securities (Continued)(b)
2.55%, 8/21/08	$77,836	$77,725,732
2.60%, 9/03/08	101,000	100,759,283
2.60%, 9/04/08	82,245	82,043,043
2.62%, 9/12/08	38,864	38,745,206
Grampian Funding LLC, (A-1+, P-1)
2.59%, 8/07/08	500,000	499,784,167
2.59%, 8/08/08	400,000	399,798,556
2.59%, 8/11/08	100,000	99,928,056
2.55%, 8/12/08	500,000	499,610,417
Jupiter Securitization Co. LLC, (A-1, P-1, F-1+)
2.48%, 8/08/08	301,000	300,854,851
2.47%, 8/11/08	204,614	204,473,612
2.60%, 9/08/08	55,000	54,849,056
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
2.55%, 9/10/08	507,326	505,888,576
Liberty Street Funding LLC, (A-1, P-1)
2.71%, 8/11/08	135,000	134,898,375
2.67%, 8/20/08	25,000	24,964,771
2.69%, 9/02/08	3,000	2,992,827
Mazarin Funding Corp., (A-1+, P-1)
2.67%, 8/11/08	190,000	189,859,083
2.67%, 8/13/08	100,000	99,911,000
2.65%, 8/15/08	50,000	49,948,472
Nieuw Amsterdam Receivables Corp., (A-1, P-1, F-1)
2.80%, 10/27/08	6,000	5,959,400
Old Line Funding LLC, (A-1+, P-1, F-1+)
2.75%, 10/01/08	26,000	25,878,847
Palisades Commercial Paper Program, (A-1, P-1, F-1)
2.95%, 8/05/08	339,600	339,488,687
Park Avenue Receivables Corp., (A-1, P-1, F-1)
2.46%, 8/06/08	100,000	99,965,833
2.48%, 8/13/08	299,000	298,752,827
2.60%, 9/03/08	178,690	178,264,122
2.60%, 9/04/08	76,000	75,813,378
2.60%, 9/05/08	75,517	75,326,110
2.60%, 9/08/08	182,419	181,918,361
Ranger Funding Co. LLC, (A-1+, P-1, F-1+)
2.55%, 8/18/08	111,207	111,073,088
2.60%, 9/08/08	411,554	410,424,513
2.80%, 10/03/08	276,550	275,194,905
Regency Markets No. 1 LLC, (A-1, P-1)
2.72%, 8/11/08	61,941	61,894,200
2.60%, 8/12/08	153,000	152,878,450
2.61%, 8/13/08	87,803	87,726,611
Salisbury Receivables Co. LLC, (A-1+, P-1)
2.70%, 8/13/08	50,000	49,955,000
2.70%, 8/14/08	26,000	25,974,650
2.52%, 8/25/08	24,000	23,959,680
Scaldis Capital LLC, (A-1+, P-1, F-1+)
2.70%, 8/07/08	600,000	599,730,000
2.65%, 8/11/08	200,000	199,852,778
2.60%, 8/13/08	350,000	349,696,667
Sheffield Receivables Corp., (A-1+, P-1)
2.52%, 8/11/08	160,000	159,888,000
2.55%, 8/20/08	200,000	199,730,833
Solitaire Funding LLC, (A-1+, P-1)
2.62%, 8/13/08	400,000	399,650,667
Surrey Funding Corp., (A-1+, P-1)
2.75%, 8/20/08	33,000	32,952,104
Thames Asset Global Securitization, (A-1, P-1)
2.60%, 8/13/08	185,449	185,288,278
2.60%, 8/25/08	100,355	100,181,051
2.76%, 9/25/08	141,325	140,729,080
Tulip Funding Corp, (A-1+, P-1)
2.63%, 8/06/08	100,000	99,963,472
Windmill Funding Corp., (A-1+, P-1)
2.61%, 8/15/08	111,000	110,887,335
2.71%, 9/15/08	441,750	440,253,572
2.79%, 10/24/08	177,000	175,847,730
Yorktown Capital LLC, (A-1+, P-1, F-1+)
2.52%, 8/21/08	85,025	84,905,965
2.68%, 9/16/08	55,423	55,233,207
2.75%, 9/18/08	175,000	174,358,333

		16,302,585,950

Banks — 7.9%(b)
ABN AMRO North American Finance, Inc., (A-1+, P-1)
2.55%, 8/21/08	13,000	12,981,583
Bank of America Corp., (A-1+, P-1, F-1+)
2.83%, 8/19/08	365,650	365,132,788
2.59%, 9/18/08	300,000	298,964,000
2.59%, 10/06/08	500,000	497,629,500
2.74%, 12/08/08	349,000	345,572,151
2.91%, 12/16/08	281,660	278,538,706
2.96%, 12/31/08	311,700	307,811,023
Barclays US Funding Corp., (A-1+, P-1)
2.50%, 8/25/08	10,000	9,983,367
Citigroup Funding, Inc., (A-1+, P-1, F-1+)
2.75%, 8/07/08	200,000	199,908,333
2.75%, 8/19/08	71,150	71,052,169
2.75%, 8/20/08	71,150	71,046,734
2.76%, 8/26/08	100,000	99,808,333
2.76%, 8/27/08	70,000	69,860,467
2.75%, 8/29/08	200,000	199,572,222
2.78%, 9/08/08	42,000	41,876,753
2.75%, 9/11/08	200,000	199,373,611
2.94%, 9/17/08	200,000	199,232,333
2.94%, 10/02/08	213,011	211,932,454
2.94%, 10/03/08	250,000	248,713,750
2.92%, 10/16/08	150,000	149,075,333
2.92%, 10/17/08	150,000	149,063,167
2.87%, 10/21/08	250,000	248,385,625
2.90%, 10/27/08	25,000	24,824,792
Dexia Delaware LLC, (A-1+, P-1, F-1+)
2.61%, 8/11/08	30,000	29,978,250
JPMorgan Chase & Co., (A-1+, P-1, F-1+)
2.50%, 8/11/08	210,000	209,854,167
2.70%, 12/02/08	50,000	49,538,750
Societe Generale North America, Inc., (A-1+, P-1)
2.74%, 9/08/08	123,000	122,644,257
2.80%, 10/07/08	100,000	99,478,889
UBS Finance Delaware LLC, (A-1+, P-1)
2.50%, 8/22/08	550,000	549,197,917

		5,361,031,424

Insurance — 0.0%(b)
ING America Insurance Holdings, Inc., (A-1+, P-1, F-1+)
2.70%, 9/12/08	4,000	3,987,400

Total Commercial Paper (Cost $21,667,604,774) — 31.9%		21,667,604,774

JULY 31, 2008	3

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Master Notes
Security Brokers & Dealers — 1.8%
Bank of America Securities LLC, (A-1, P-1, F-1+)
2.27%, 8/01/08(e)	$688,650	$688,650,000
Citigroup Global Markets, Inc., (A-1+, P-1, F-1+)
2.37%, 8/04/08(e)	550,000	550,000,000

Total Master Notes (Cost $1,238,650,000) — 1.8%		1,238,650,000

Variable Rate Obligations(a)
Banks — 4.2%
American Express Bank FSB, (A+, Aa3, A+)
2.71%, 10/10/08	132,020	132,020,000
2.66%, 11/07/08	50,000	50,000,000
Bank of Montreal, Chicago, (A+, Aa1)
2.83%, 11/10/08	600,280	600,280,000
2.91%, 5/20/09	670,750	670,750,000
Bank of Scotland Plc, New York, (AA, Aa1)
2.89%, 10/27/08(c)	522,000	522,000,000
Deutsche Bank AG, New York, (AA, Aa1)
3.01%, 1/21/09	437,140	437,140,000
HSBC (USA), Inc., (AA-, Aa3)
3.19%, 8/14/09	101,935	101,935,000
Wachovia Bank, N.A., (AA, Aa2, A+)
3.00%, 5/01/09	330,350	330,350,000

		2,844,475,000

Finance Services — 0.5%
General Electric Capital Corp., (AAA, Aaa)
2.83%, 1/05/09	170,000	170,029,321
2.50%, 4/24/09	202,000	202,000,000

		372,029,321

Life Insurance — 2.5%
Hartford Life Insurance Co., (A-1+, P-1)
3.09%, 7/31/09(f)	100,000	100,000,000
3.09%, 7/31/09(f)	100,000	100,000,000
ING USA Global Funding Trust VI, (AA, Aa3)
3.14%, 8/19/09	180,095	180,095,000
MetLife Insurance Co. of Connecticut, (A-1+, P-1)
2.91%, 9/29/08(f)	250,000	250,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
3.00%, 4/13/09(f)	631,645	631,645,000
Transamerica Occidental Life Insurance Co., (A-1+, P-1, F-1+)
2.80%, 9/01/09(f)	400,000	400,000,000
3.01%, 9/01/09	4,000	4,000,000

		1,665,740,000

Security Brokers & Dealers — 0.4%
Morgan Stanley & Co., Inc., (A+, Aa3)
2.58%, 1/14/09	250,000	250,000,000

Total Variable Rate Obligations (Cost $5,132,244,321) — 7.6%		5,132,244,321

Promissory Note
Security Brokers & Dealers — 0.7%(a)
The Goldman Sachs Group, Inc., (A-1+, P-1, F-1+)
2.51%, 8/22/08(g)(f)
(Cost $469,300,000) — 0.7%	469,300	469,300,000

Time Deposits
Credit Suisse, (A-1+, P-1, F-1+)
2.09%, 8/01/08	610,000	610,000,000
ING Bank N.V., (A-1+, P-1, F-1+)
2.13%, 8/01/08	200,000	200,000,000
U.S. Bank, N.A., (A-1+, P-1, F-1+)
2.09%, 8/01/08	800,000	800,000,000

Total Time Deposits (Cost $1,610,000,000) — 2.4%		1,610,000,000

Repurchase Agreements
Banc of America Securities LLC,
2.23%, 8/01/08	1,455,063	1,455,063,000
(Agreement dated 7/31/08 to be repurchased at $1,455,153,133, collateralized by $3,265,989,932 Federal Home Loan Mortgage Corp. Bonds 5.50% due 2/01/34. The value of the collateral is $1,484,164,260.)
Deutsche Bank Securities Inc.,
2.20%, 8/01/08	275,000	275,000,000

(Agreement dated 7/31/08 to be repurchased at $275,016,806, collateralized by $365,413,013 Federal National Mortgage Assoc. Bonds 4.00% to 7.50% due from 5/01/19 to 7/01/38. The value of the collateral is $283,250,000.)

Goldman Sachs & Co.,
2.13%, 8/01/08	800,000	800,000,000

(Agreement dated 7/31/08 to be repurchased at $800,047,778, collateralized by $1,404,712,241 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.50% to 8.00% due from 1/01/14 to 7/01/38. The value of the collateral is $824,000,001.)

Morgan Stanley & Co., Inc.,
2.16%, 8/01/08	240,000	240,000,000

(Agreement dated 7/31/08 to be repurchased at $240,014,400, collateralized by $295,642,225 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.50% due from 9/01/16 to 8/01/38. The value of the collateral is $247,200,000.)

PNC Bank, N.A.,
1.89%, 8/01/08(h)	104,200	104,200,000

(Agreement dated 7/31/08 to be repurchased at $104,205,463, collateralized by $406,548,112 Federal National Mortgage Assoc. Bonds. and Federal Home Loan Mortgage Corp. Bonds 5.00% to 7.00% due from 6/01/21 to 12/01/36. The value of the collateral is $297,817,133.)

4	JULY 31, 2008

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
2.20%, 8/01/08	$100,000	$100,000,000

(Agreement dated 7/31/08 to be repurchased at $100,006,111, collateralized by $501,224,026 Federal National Mortgage Assoc. Strips due from 12/01/33 to 5/01/37. The value of the collateral is $103,000,462.)

Total Repurchase Agreements (Cost $2,974,263,000) — 4.4%		2,974,263,000

Total Investments (Cost $67,732,945,544*) — 99.8%		67,732,945,544
Other Assets in Excess of Liabilities — 0.2%		125,097,230

Net Assets — 100.0%		$67,858,042,774

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings reflect those of main branch.

(e)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Restricted security as to resale. As of report date the Fund held 2.9% of its net assets, with a current market value of $1,950,945,000 and an original cost of $1,950,945,000 in these securities.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(h)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
PNC Bank N.A., Repurchase Agreements	$24,880,100,000	$25,131,900,000	$2,667,270

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JULY 31, 2008	5

Schedule of Investments July 31, 2008 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 2.2%(a)
2.62%, 3/20/09	$72,715	$72,757,931
2.38%, 8/13/09	76,100	76,100,000
2.36%, 8/14/09	112,915	112,903,296

		261,761,227

Federal Home Loan Mortgage Corp. Discount Note — 0.1%(b)
2.52%, 8/11/08	17,255	17,242,922

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.6%(a)
2.67%, 9/25/09	181,090	181,028,724
2.39%, 9/28/09	121,035	121,000,234

		302,028,958

Federal National Mortgage Assoc. Discount Notes — 1.4%(b)
2.50%, 8/20/08	30,120	30,080,338
2.51%, 8/20/08	29,960	29,920,390
2.49%, 9/08/08	65,810	65,637,029
2.49%, 9/10/08	40,415	40,303,185

		165,940,942

Total Agency Obligations (Cost $746,974,049) — 6.3%		746,974,049

Certificates of Deposit
Domestic — 1.3%,
Citibank N.A., (A-1+, P-1, F-1+)
2.60%, 8/21/08	100,000	100,000,000
HSBC Bank USA, (A-1+, P-1, F-1+)
2.63%, 8/01/08	48,000	48,000,000

		148,000,000

Yankee — 30.6%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)(d)
3.00%, 10/24/08	100,000	100,000,000
3.19%, 12/24/08	75,000	75,000,000
Bank of Nova Scotia, Houston, (A-1+, P-1, F-1+)
2.64%, 10/07/08	196,335	196,335,000
Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.63%, 8/22/08	50,000	50,000,000
2.68%, 10/02/08	70,660	70,660,000
2.93%, 11/17/08	51,000	51,000,000
Barclays Bank Plc, New York, (A-1+, P-1, F-1+)
2.82%, 10/07/08	250,000	250,000,000
2.80%, 10/08/08	100,000	100,000,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
2.91%, 8/19/08	150,000	150,000,000
2.95%, 10/28/08	55,000	55,000,000
2.85%, 12/04/08	150,000	150,000,000
3.05%, 1/15/09	100,000	100,000,000
DEPFA Bank Plc, New York, (A-1+, P-1)
2.46%, 8/06/08	100,000	100,000,000
2.46%, 8/12/08	100,000	100,000,000
Dexia Bank, New York, (A-1+, P-1, F-1+)
2.82%, 10/10/08	150,000	150,000,000
DnB NOR Bank ASA, New York, (A-1+, P-1, F-1)
3.12%, 12/18/08	25,000	25,000,000
Lloyds TSB Bank Plc, New York, (A-1+, P-1, F-1+)
2.72%, 10/10/08	100,000	100,000,000
Natixis, New York, (A-1+, P-1, F-1+)
2.80%, 8/07/08	107,715	107,715,000
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
2.65%, 10/15/08	35,710	35,710,000
2.70%, 10/16/08	71,600	71,600,000
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
2.60%, 8/19/08	100,000	100,003,469
Royal Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.68%, 10/02/08	45,000	45,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.80%, 10/07/08	50,000	50,000,000
2.86%, 12/04/08	61,780	61,780,000
2.86%, 12/05/08	97,290	97,290,000
3.00%, 12/10/08	150,000	150,000,000
3.18%, 12/18/08	21,890	21,890,000
Societe Generale, New York, (A-1+, P-1, F-1+)
2.71%, 8/11/08	104,000	104,000,287
2.85%, 10/07/08	45,000	45,000,000
3.11%, 10/24/08	100,000	100,002,297
2.92%, 11/14/08	108,000	108,001,552
2.92%, 12/05/08	50,000	50,000,000
3.18%, 12/23/08	75,000	75,002,951
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.58%, 8/21/08	100,000	100,000,000
2.61%, 10/01/08	80,135	80,135,000
2.70%, 10/17/08	54,000	54,000,000
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
2.65%, 10/06/08	49,580	49,580,000
2.67%, 10/09/08	105,000	105,000,000
2.83%, 12/05/08	34,000	34,000,000
3.03%, 1/15/09	57,000	57,000,000
UBS AG, Stamford, (A-1+, P-1, F-1+)
2.51%, 8/25/08	100,000	100,000,000

		3,625,705,556

Total Certificates of Deposit (Cost $3,773,705,556) — 31.9%		3,773,705,556

Commercial Paper
Asset Backed Securities — 24.9%,
Alpine Securitization Corp., (A-1+, P-1, F-1+)
2.47%, 8/06/08	90,000	89,969,125
Amstel Funding Corp., (A-1+, P-1)
2.80%, 8/25/08	100,000	99,813,333
Amsterdam Funding Corp., (A-1, P-1)
2.56%, 8/19/08	53,000	52,932,160
Aspen Funding Corp., (A-1+, P-1, F-1+)
2.57%, 8/13/08	100,000	99,914,333
Atlantis One Funding Corp., (A-1+, P-1, F-1+)
2.80%, 10/10/08	80,000	79,564,445
Barton Capital Corp., (A-1+, P-1)
2.58%, 8/11/08	100,000	99,928,333
2.51%, 8/13/08	131,903	131,792,641
Beethoven Funding Corp., (A-1, P-1)
2.72%, 8/11/08	118,016	117,926,832
Cancara Asset Securitisation LLC, (A-1+, P-1)
2.70%, 8/04/08	199,790	199,745,047
2.57%, 8/26/08	75,000	74,866,146

6	JULY 31, 2008

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Asset Backed Securities (Continued)
Chariot Funding LLC, (A-1, P-1)
2.45%, 8/20/08	$50,000	$49,935,347
2.60%, 9/05/08	138,682	138,331,443
Charta LLC, (A-1, P-1)
2.78%, 10/10/08	36,210	36,014,265
2.76%, 10/14/08	80,000	79,546,133
Concord Minutemen Capital Co. LLC, Series A, (A-1, P-1, F-1)
2.75%, 8/06/08	200,000	199,923,611
2.80%, 8/25/08	36,685	36,616,521
Crown Point Capital Co. LLC, Series A, (A-1, P-1, F-1)
2.80%, 8/25/08	42,475	42,395,713
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
2.50%, 8/07/08	51,376	51,354,593
2.60%, 9/08/08	40,000	39,890,222
Galleon Capital LLC, (A-1, P-1)
2.75%, 8/20/08	35,000	34,949,202
2.92%, 9/19/08	50,000	49,801,278
Govco LLC, (A-1+, P-1, F-1+)
2.76%, 10/22/08	20,000	19,874,267
Grampian Funding LLC, (A-1+, P-1)
2.55%, 8/12/08	100,000	99,922,083
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
2.62%, 8/18/08	161,615	161,415,046
LMA Americas LLC, (A-1, P-1)
2.64%, 8/07/08	100,000	99,956,000
Mazarin Funding Corp., (A-1+, P-1)
2.65%, 8/15/08	100,000	99,896,945
Nieuw Amsterdam Receivables Corp., (A-1, P-1, F-1)
2.85%, 10/10/08	29,000	28,839,292
Park Avenue Receivables Corp., (A-1, P-1, F-1)
2.60%, 9/08/08	101,000	100,722,811
Regency Markets No. 1 LLC, (A-1, P-1)
2.85%, 10/10/08	50,000	49,722,917
Scaldis Capital LLC, (A-1+, P-1, F-1+)
2.60%, 8/13/08	100,000	99,913,333
Solitaire Funding LLC, (A-1+, P-1)
2.57%, 8/11/08	65,000	64,953,597
Surrey Funding Corp., (A-1+, P-1)
2.80%, 8/14/08	10,000	9,989,889
Versailles Commercial Paper LLC, (A-1, P-1, F-1)
2.85%, 8/22/08	5,000	4,991,688
3.10%, 9/05/08	48,000	47,860,000
Yorktown Capital LLC, (A-1+, P-1, F-1+)
2.63%, 9/08/08	140,000	139,611,345
2.68%, 9/16/08	120,000	119,589,067

		2,952,469,003

Banks — 11.3%(b)
Banco Bilbao Vizcaya Argentaria S.A., (A-1+, P-1)
2.88%, 10/14/08	55,000	54,674,400
Bank of America Corp., (A-1+, P-1, F-1+)
2.83%, 8/19/08	83,450	83,331,960
2.59%, 9/18/08	100,000	99,654,667
2.59%, 10/06/08	100,000	99,525,900
2.91%, 12/16/08	49,335	48,788,280
2.96%, 12/31/08	100,000	98,752,333
Citigroup Funding, Inc., (A-1+, P-1, F-1+)
2.75%, 8/19/08	14,600	14,579,925
2.75%, 8/20/08	14,600	14,578,810
2.75%, 8/29/08	100,000	99,786,111
2.75%, 9/15/08	100,000	99,656,250
Danske Corp., (A-1+, P-1)
2.62%, 9/08/08	161,900	161,452,256
National Australia Funding Delaware, (A-1+, P-1)
2.70%, 10/02/08	78,875	78,508,231
San Paolo IMI U.S. Financial Co., (A-1+, P-1, F-1+)
2.65%, 9/15/08	100,000	99,668,750
3.06%, 1/13/09	60,850	59,996,579
Societe Generale North America, Inc., (A-1+, P-1)
2.80%, 10/07/08	125,000	124,348,611
Westpac Banking Corp., (A-1+, P-1, F-1)
2.70%, 10/03/08	100,000	99,527,500

		1,336,830,563

Total Commercial Paper (Cost — $4,289,299,566) — 36.2%		4,289,299,566

Master Notes
Security Brokers & Dealers — 2.0%,
Citigroup Global Markets, Inc., (A-1+, P-1, F-1+)
2.37%, 8/04/08(e)
(Cost — $235,000,000) — 2.0%	235,000	235,000,000

Variable Rate Obligations(a)
Banks — 8.3%
Bank of Montreal, Chicago, (A+, Aa1)
2.83%, 11/10/08	140,310	140,310,000
2.96%, 8/05/09(f)	114,950	114,950,000
Bank of Scotland Plc, New York, (AA, Aa1)
2.89%, 10/27/08(c)	100,000	100,000,000
Citigroup Funding, Inc., (AA-, Aa3, AA-)
2.69%, 8/13/08	30,000	30,000,000
Deutsche Bank AG, New York, (AA, Aa1)
3.01%, 1/21/09	89,365	89,365,000
HBOS Treasury Services Plc, (AA, Aa1, AA+)
2.54%, 1/30/09	45,000	45,000,000
HSBC (USA), Inc., (AA-, Aa3)
3.19%, 8/14/09	23,380	23,380,000
Lloyds TSB Bank Plc, (AA-, Aa1)
2.74%, 8/07/09(f)	86,300	86,300,000
Nordea Bank AB, (AA-, Aa1)
3.15%, 8/24/09(f)	77,500	77,500,000
Royal Bank of Scotland Plc, (AA, Aa1)
2.96%, 9/26/08(f)	100,000	100,000,000
Wachovia Bank, N.A., (AA, Aa2, A+)
3.00%, 8/04/09	67,900	67,900,000
Westpac Banking Corp., New York, (AA, Aa1)
2.75%, 10/10/08	108,250	108,250,000

		982,955,000

Finance Services — 1.0%
General Electric Capital Corp., (AAA, Aaa)
2.83%, 1/05/09	40,000	40,006,899
2.50%, 4/24/09	83,000	83,000,000

		123,006,899

JULY 31, 2008	7

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Variable Rate Obligations(a)
Life Insurance — 4.2%
ING USA Global Funding Trust VI, (AA, Aa3)
3.14%, 8/19/09	$36,950	$36,950,000
Irish Life & Permanent Plc, (A, Aa3)
2.49%, 9/19/08(f)	100,000	100,000,000
Monumental Life Insurance Co., (A-1+, P-1, F-1+)
3.01%, 8/07/09(g)	200,000	200,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
3.00%, 4/13/09(g)	132,775	132,775,000
Transamerica Occidental Life Insurance Co., (AA, Aa3, AA+)
3.01%, 9/01/09(g)	26,000	26,000,000

		495,725,000

Security Brokers & Dealers — 1.7%
Morgan Stanley & Co., Inc., (A+, Aa3)
2.58%, 1/14/09	200,000	200,000,000

Total Variable Rate Obligations (Cost — $1,801,686,899) — 15.2%		1,801,686,899

Promissory Note
Security Brokers & Dealers — 2.2%(a)
The Goldman Sachs Group, Inc., (A-1+, P-1, F-1+)
2.51%, 8/22/08(f)(g)
(Cost — $266,450,000) — 2.2%	266,450	266,450,000

Time Deposits
Credit Suisse, (A-1+, P-1, F-1+)
2.09%, 8/01/08	558,000	558,000,000
ING Bank N.V., (A-1+, P-1, F-1+)
2.13%, 8/01/08	65,000	65,000,000

Total Time Deposits (Cost — $623,000,000) — 5.3%		623,000,000

Repurchase Agreements
Deutsche Bank Securities Inc.,
2.20%, 8/01/08
(Agreement dated 7/31/08 to be repurchased at $110,810,771, collateralized by $125,634,165 Federal Home Loan Mortgage Corp. Bonds 4.50% due 3/01/38. The value of the collateral is $114,128,120.)
(Cost — $110,804,000) — 0.9%	110,804	110,804,000

Total Investments (Cost $11,846,920,070*) — 100.0%		11,846,920,070
Liabilities in Excess of Other Assets — (0.0)%		(1,640,107)

Net Assets — 100.0%		$11,845,279,963

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings reflect those of main branch.

(e)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(g)	Restricted security as to resale. As of report date the Fund held 5.3% of its net assets, with a current market value of $625,225,000 and an original cost of $625,225,000 in these securities.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

8	JULY 31, 2008

Schedule of Investments July 31, 2008 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Farm Credit Bank Variable Rate Notes — 3.3%(a)
2.09%, 3/12/09	$125,000	$125,000,000
2.06%, 11/16/09	150,000	150,000,000

		275,000,000

Federal Home Loan Bank Bonds — 9.3%
3.88%, 8/22/08	91,000	90,992,174
4.25%, 9/12/08	19,970	20,014,413
2.58%, 9/17/08	100,000	100,041,279
5.10%, 9/19/08	24,860	24,952,763
2.26%, 10/17/08	225,000	225,010,414
3.75%, 11/14/08	23,500	23,600,490
4.13%, 11/19/08	96,835	97,369,711
2.25%, 2/13/09	125,000	124,832,987
2.56%, 2/13/09	70,170	70,170,000

		776,984,231

Federal Home Loan Bank Discount Notes — 2.2%(b)
2.10%, 8/01/08	447	447,000
2.14%, 8/15/08	100,000	99,916,778
2.22%, 9/03/08	87,062	86,884,829

		187,248,607

Federal Home Loan Bank Variable Rate Notes — 19.2%(a)
2.66%, 9/17/08	300,000	299,985,873
2.59%, 1/09/09	155,000	155,117,903
2.60%, 2/11/09	200,000	200,060,715
2.60%, 2/18/09	100,000	100,000,000
2.13%, 2/20/09	400,000	400,000,000
2.06%, 3/04/09	150,000	150,000,000
2.61%, 7/14/09	100,000	100,017,922
2.38%, 8/13/09	100,000	100,000,000
2.63%, 1/11/10	100,000	100,110,086

		1,605,292,499

Federal Home Loan Mortgage Corp. Bonds — 5.3%
4.50%, 8/04/08	29,480	29,483,775
5.13%, 8/14/08	125,000	125,125,415
3.63%, 9/15/08	17,069	17,068,022
4.48%, 9/19/08	35,341	35,338,155
5.13%, 10/15/08	31,100	31,280,682
4.63%, 12/19/08	48,377	48,811,120
3.88%, 1/12/09	10,000	10,069,652
5.00%, 1/16/09	26,150	26,469,397
4.75%, 3/05/09	119,760	121,451,279

		445,097,497

Federal Home Loan Mortgage Corp. Discount Notes — 22.8%(b)
2.13%, 8/18/08	224,994	224,767,764
2.10%, 8/29/08	100,000	99,836,667
2.20%, 9/04/08	400,000	399,168,889
2.10%, 9/08/08	50,000	49,889,167
2.39%, 9/15/08	50,000	49,850,625
2.16%, 9/25/08	50,000	49,835,000
2.18%, 9/25/08	125,000	124,583,681
2.38%, 9/29/08	250,000	249,024,861
2.11%, 10/06/08	19,219	19,144,655
2.41%, 10/20/08	150,000	149,196,667
2.55%, 11/03/08	75,000	74,500,625
2.28%, 11/05/08	100,000	99,393,333
2.28%, 11/10/08	62,136	61,738,537
2.40%, 12/08/08	30,000	29,742,538
2.50%, 12/08/08	25,426	25,198,225
2.48%, 12/19/08	60,000	59,421,333
2.65%, 12/22/08	50,000	49,473,681
2.58%, 12/29/08	100,000	98,925,000

		1,913,691,248

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.7%(a)
2.67%, 9/25/09	139,215	139,167,894
2.39%, 9/28/09	84,595	84,570,701

		223,738,595

Federal National Mortgage Assoc. Bonds — 4.7%
3.25%, 8/15/08	94,205	94,200,625
5.13%, 9/02/08	56,000	56,118,541
5.00%, 9/15/08	200,000	200,625,803
5.00%, 10/16/08	23,445	23,578,227
5.25%, 1/15/09	22,520	22,818,681

		397,341,877

Federal National Mortgage Assoc. Discount Notes — 13.9%(b)
2.12%, 8/06/08	100,000	99,970,556
2.08%, 8/13/08	250,000	249,826,667
2.08%, 9/05/08	111,000	110,775,533
2.35%, 9/10/08	100,000	99,738,889
2.44%, 9/17/08	200,000	199,362,889
2.38%, 10/20/08	260,370	258,992,932
2.38%, 10/27/08	31,300	31,120,351
2.53%, 12/10/08	45,000	44,585,713
2.60%, 12/17/08	75,000	74,252,500

		1,168,626,030

Total Agency Obligations (Cost $6,993,020,584) — 83.4%		6,993,020,584

Repurchase Agreements
Barclays Capital, Inc.,
2.18%, 8/01/08	250,000	250,000,000

(Agreement dated 7/31/08 to be repurchased at $250,015,139, collateralized by $309,164,786 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.00% to 5.50% due from 12/01/18 to 7/01/38. The value of the collateral is $255,000,000.)

Barclays Capital, Inc.,
2.05%, 8/08/08	200,000	200,000,000

(Agreement dated 5/08/08 to be repurchased at $201,047,778, collateralized by $248,526,191 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal National Mortage Assoc. Bonds 5.50% to 6.50% due from 1/01/36 to 1/01/38. The value of the collateral is $204,000,000.)

Deutsche Bank Securities Inc.,
2.20%, 8/01/08	172,595	172,595,000

(Agreement dated 7/31/08 to be repurchased at $172,605,547, collateralized by $277,007,360 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 3.90% to 9.25% due from 11/01/18 to 7/01/38. The value of the collateral is $177,772,850.)

JULY 31, 2008	9

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Greenwich Capital Markets, Inc.,
2.20%, 8/01/08	$350,000	$350,000,000

(Agreement dated 7/31/08 to be repurchased at $350,021,389, collateralized by $706,718,042 Federal National Mortgage Assoc. Strips due from 8/01/35 to 7/01/36. The value of the collateral is $360,500,431.)

Morgan Stanley & Co., Inc.,
2.16%, 8/01/08	384,000	384,000,000

(Agreement dated 7/31/08 to be repurchased at $384,023,040, collateralized by $492,024,998 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 7.50% due from 6/01/14 to 6/01/48. The value of the collateral is $395,520,000.)

PNC Bank, N.A.,
1.89%, 8/01/08(c)	57,900	57,900,000
(Agreement dated 7/31/08 to be repurchased at $57,903,036, collateralized by $136,150,000 Federal National Mortgage Assoc. Bonds 5.26% due 06/01/35. The value of the collateral is $102,122,468.)
Total Repurchase Agreements (Cost $1,414,495,000) — 16.8%		1,414,495,000

Total Investments (Cost $8,407,515,584*) — 100.2%		8,407,515,584
Liabilities in Excess of Other Assets — (0.2)%		(20,185,497)

Net Assets — 100.0%		$8,387,330,087

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and the date shown is the final maturity date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
PNC Bank N.A.,
Repurchase
Agreements	$5,559,800,000	$5,510,400,000	$556,072

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

10	JULY 31, 2008

Schedule of Investments July 31, 2008 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Barclays Capital Markets, Inc.,
2.06%, 8/01/08	$1,200,000	$1,200,000,000

(Agreement dated 7/31/08 to be repurchased at $1,200,068,667, collateralized by $987,805,600 U.S. Treasury Bond and U.S. Treasury Inflation Indexed Securities 2.00% to 8.75% due from 7/15/14 to 8/15/20. The value of the collateral is $1,224,000,086.)

Barclays Capital Markets, Inc.,
2.00%, 10/14/08	450,000	450,000,000
(Agreement dated 7/14/08 to be repurchased at $452,300,000, collateralized by $407,912,200 U.S. Treasury Inflation Indexed Securities 2.00% due 1/15/16. The value of the collateral is $459,000,040.)
Credit Suisse Securities (USA) LLC,
2.07%, 8/01/08	500,000	500,000,000
(Agreement dated 7/31/08 to be repurchased at $500,028,750 collateralized by $432,696,000 U.S. Treasury Strips due from 4/15/11 to 7/15/18. The value of the collateral is $510,002,744.)
Credit Suisse Securities (USA) LLC,
2.08%, 8/01/08	500,000	500,000,000
(Agreement dated 7/31/08 to be repurchased at $500,028,889 collateralized by $446,254,000 U.S. Treasury Strips due from 4/15/10 to 01/15/17. The value of the collateral is $510,004,764.)
Credit Suisse Securities (USA) LLC,
2.04%, 10/31/08	875,000	875,000,000
(Agreement dated 7/31/08 to be repurchased at $879,512,083 collateralized by $711,351,000 U.S. Treasury Strips due from 1/15/09 to 1/15/17. The value of the collateral is $892,505,266.)
Deutsche Bank Securities Inc.,
2.07%, 8/01/08	1,220,000	1,220,000,000

(Agreement dated 7/31/08 to be repurchased at $1,220,070,150 collateralized by $2,560,533,323 U.S. Treasury Strip Principals due from 5/15/21 to 11/15/27. The value of the collateral is $1,244,400,003.)

Deutsche Bank Securities Inc.,
2.06%, 10/01/08	925,000	925,000,000
(Agreement dated 7/09/08 to be repurchased at $929,446,167 collateralized by $1,941,387,971 U.S. Treasury Strip Principals due from 5/15/21 to 11/15/27. The value of the collateral is $943,500,003.)
Deutsche Bank Securities Inc.,
2.02%, 10/30/08	1,000,000	1,000,000,000

(Agreement dated 7/30/08 to be repurchased at $1,005,162,222 collateralized by $2,098,797,806 U.S. Treasury Strip Principals due from 5/15/21 to 11/15/27. The value of the collateral is $1,020,000,003.)

Greenwich Capital Markets, Inc.,
2.07%, 8/01/08	1,300,000	1,300,000,000

(Agreement dated 7/31/08 to be repurchased at $1,300,074,750, collateralized by $1,158,106,500 U.S. Treasury Notes and U.S. Treasury Bonds 4.25% to 8.00% due from 2/15/09 to 2/15/26. The value of the collateral is $1,326,003,815.)

Greenwich Capital Markets, Inc.,
2.00%, 10/31/08	475,000	475,000,000

(Agreement dated 7/25/08 to be repurchased at $477,586,111 collateralized by $442,560,000 U.S. Treasury Notes and U.S. Treasury Bonds 2.13% to 8.13% due from 5/15/09 to 8/15/21. The value of the collateral is $484,500,638)

HSBC Securities (USA) Inc.,
2.07%, 8/01/08	1,000,000	1,000,000,000
(Agreement dated 7/31/08 to be repurchased at $1,000,057,500 collateralized by $2,196,119,964 U.S. Treasury Strips due from 2/15/19 to 2/15/38. The value of the collateral is $1,020,001,680.)
JPMorgan Securities Inc.,
2.04%, 8/01/08	400,000	400,000,000
(Agreement dated 7/31/08 to be repurchased at $400,022,667, collateralized by $400,905,000 U.S. Treasury Notes 3.38 to 5.50% due from 11/15/08 to 5/15/09. The value of the collateral is $408,003,054.)
JPMorgan Securities Inc.,
2.07%, 8/01/08	935,000	935,000,000

(Agreement dated 7/31/08 to be repurchased at $935,053,763, collateralized by $904,103,000 U.S. Treasury Notes and U.S. Treasury Bonds 3.38% to 6.25% due from 11/15/08 to 2/15/36. The value of the collateral is $953,703,201.)

Lehman Brothers Inc.,
2.05%, 8/01/08	250,000	250,000,000

(Agreement dated 7/31/08 to be repurchased at $250,014,236, collateralized by $252,250,982 U.S. Treasury Notes and U.S. Treasury Bills 0.00% to 4.25% due from 8/07/08 to 11/15/17. The value of the collateral is $255,000,925.)

Mizuho Securities USA Inc.,
2.07%, 8/01/08	500,000	500,000,000

(Agreement dated 7/31/08 to be repurchased at $500,028,750 collateralized by $1,127,135,766 U.S. Treasury Strip Principals and U.S. Treasury Strip due from 11/15/18 to 2/15/36. The value of the collateral is $510,000,000.)

Morgan Stanley & Co., Inc.,
2.05%, 8/01/08	653,242	653,242,000

(Agreement dated 7/31/08 to be repurchased at $653,279,199, collateralized by $627,368,324 U.S. Treasury Notes 4.25% to 5.13% due from 10/15/10 to 4/30/12. The value of the collateral is $667,392,145.)

Morgan Stanley & Co., Inc.,
2.12%, 8/01/08	128,492	128,492,000

(Agreement dated 7/31/08 to be repurchased at $128,499,567, collateralized by $123,402,676 U.S. Treasury Notes 4.25% to 5.13% due from 10/15/10 to 4/30/12. The value of the collateral is $131,275,318.)

UBS Securities LLC,
2.07%, 8/01/08	1,000,000	1,000,000,000

(Agreement dated 7/31/08 to be repurchased at $1,000,057,500, collateralized by $989,814,000 U.S. Treasury Notes 3.13 to 4.75% due from 3/31/09 to 2/15/10. The value of the collateral is $1,020,002,363.)

Total Investments (Cost $13,311,734,000*) — 107.2%		13,311,734,000
Liabilities in Excess of Other Assets — (7.2)%		(889,678,901)

Net Assets — 100.0%		$12,422,055,099

*	Aggregate cost for federal income tax purposes.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Purchase Cost	Sales Cost	Interest Income
Merrill Lynch
Government
Securities Inc.	$1,071,739,000	$1,871,739,000	$110,021

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JULY 31, 2008	11

Schedule of Investments July 31, 2008 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Farm Credit Bank Discount Note — 0.4%(a)
1.82%, 8/01/08	$1,300	$1,300,000
Federal Farm Credit Bank Variable Rate Notes — 36.1%(b)
1.99%, 8/21/08	35,000	35,000,217
2.32%, 8/22/08	40,000	39,999,665
2.34%, 8/27/08	25,000	25,000,000
2.09%, 3/12/09	15,000	15,000,000
2.23%, 3/05/10	15,000	15,000,000

		129,999,882

Federal Home Loan Bank Bonds — 15.3%
2.20%, 10/09/08	25,000	25,000,000
3.63%, 11/14/08	30,000	30,108,424

		55,108,424

Federal Home Loan Bank Discount Notes — 10.4%(a)
1.82%, 8/01/08	2,000	2,000,000
2.10%, 8/01/08	1,553	1,553,000
2.35%, 9/12/08	5,000	4,986,292
2.36%, 9/12/08	5,000	4,986,233
2.42%, 9/19/08	6,000	5,980,237
2.35%, 10/03/08	3,000	2,987,663
2.28%, 11/21/08	5,000	4,964,533
2.27%, 11/28/08	10,000	9,924,964

		37,382,922

Federal Home Loan Bank Variable Rate Notes — 28.3%(b)
2.66%, 9/17/08	10,000	9,999,627
2.59%, 1/09/09	25,000	25,019,016
2.60%, 2/11/09	20,000	20,000,000
2.36%, 8/10/09	25,000	25,000,000
2.63%, 1/11/10	22,000	22,024,219

		102,042,862

Tennessee Valley Authority Bond — 9.3%
5.38%, 11/13/08	33,169	33,463,764

Total Investments (Cost $359,297,854*) — 99.8%		359,297,854
Other Assets in Excess of Liabilities — 0.2%		579,732

Net Assets — 100.0%		$359,877,586

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and the date shown is the final maturity date.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

12	JULY 31, 2008

Schedule of Investments July 31, 2008 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills — 100.1%(a)
1.14%, 8/07/08	$50,632	$50,622,380
1.30%, 8/07/08	3,552	3,551,230
1.81%, 8/07/08	20,000	19,993,982
1.82%, 8/07/08	44,692	44,678,481
1.83%, 8/07/08	45,574	45,560,100
1.84%, 8/07/08	90,000	89,972,325
1.87%, 8/07/08	125,000	124,961,042
1.14%, 8/14/08	100,000	99,958,833
1.30%, 8/14/08	211,886	211,786,530
1.32%, 8/14/08	32,403	32,387,613
1.37%, 8/14/08	120,000	119,940,724
1.40%, 8/14/08	150,000	149,924,167
1.45%, 8/14/08	60,994	60,962,036
1.51%, 8/14/08	130,000	129,929,114
1.58%, 8/14/08	32,182	32,163,638
1.60%, 8/14/08	71,439	71,397,724
1.80%, 8/14/08	76,000	75,950,600
1.10%, 8/21/08	75,000	74,954,167
1.43%, 8/21/08	100,000	99,920,556
1.44%, 8/21/08	70,000	69,944,000
1.64%, 8/21/08	117,136	117,029,206
1.65%, 8/21/08	65,000	64,940,597
1.66%, 8/21/08	31,353	31,324,069
1.67%, 8/21/08	66,993	66,930,845
1.68%, 8/21/08	89,692	89,608,537
1.69%, 8/28/08	125,000	124,841,563
1.70%, 8/28/08	115,000	114,853,375
1.12%, 9/04/08	50,000	49,947,111
1.55%, 9/04/08	30,000	29,956,070
1.78%, 9/04/08	35,000	34,941,326
1.80%, 9/04/08	5,624	5,614,439
1.86%, 9/04/08	270,000	269,525,809
1.87%, 9/04/08	65,000	64,885,366
1.55%, 9/11/08	90,000	89,841,125
1.83%, 9/11/08	384,000	383,200,228
1.84%, 9/11/08	125,000	124,738,767
1.36%, 9/25/08	17,000	16,964,808
1.83%, 9/25/08	65,000	64,818,271
1.83%, 10/02/08	125,000	124,606,042
1.89%, 10/02/08	150,000	149,513,042
1.86%, 10/09/08	185,000	184,341,366
1.56%, 10/23/08	100,000	99,640,333
1.69%, 10/30/08	100,000	99,578,750
1.72%, 10/30/08	36,000	35,845,200
1.94%, 12/04/08	25,000	24,831,510
2.25%, 12/26/08	42,000	41,614,126
2.07%, 1/02/09	17,000	16,849,829
2.13%, 1/02/09	17,000	16,845,465
2.03%, 1/08/09	21,224	21,032,135
2.07%, 1/08/09	21,000	20,806,800
1.81%, 1/15/09	55,624	55,156,960
1.91%, 1/15/09	50,000	49,558,146
1.92%, 1/15/09	35,000	34,689,078
1.96%, 1/22/09	42,000	41,603,135
1.89%, 1/29/09	23,000	22,781,443
1.90%, 1/29/09	23,000	22,780,286

Total Investments (Cost $4,414,594,400*) — 100.1%		4,414,594,400
Liabilities in Excess of Other Assets — (0.1)%		(6,111,685)

Net Assets — 100.0%		$4,408,482,715

*	Aggregate cost for federal income tax purposes is $4,414,770,198.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

13

Schedule of Investments July 31, 2008 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.5%
Alabama Public School & College Authority RB Municipal Trust Receipts Floaters Series 2008-31 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+)
2.26%, 8/07/08(a)(b)	$4,480	$4,480,000
Birmingham Water Works & Sewer Board RB Municipal Trust Receipts Floaters Series 2008-2707 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1)
2.44%, 8/07/08(a)(b)	5,400	5,400,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 DN (Southern Companies Guaranty), (A-1, VMIG-1)
2.00%, 1/02/09	3,900	3,900,000
University of Alabama Board of Trustees RB Series 2008B DN (Regions Bank LOC), (A-1, VMIG-1)
2.29%, 8/07/08(b)	9,930	9,930,000

		23,710,000

Alaska — 0.6%
Valdez Marine Terminal RB (BP Pipelines, Inc. Project) Series 2003A DN (BP Shell Guaranty), (A-1+, VMIG-1)
2.10%, 8/01/08(b)	26,940	26,940,000

Arizona — 0.2%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
2.15%, 8/07/08(b)	1,000	1,000,000
Arizona Transportation Board Excise Tax RB Series 2007 DN (Bank of America N.A. Liquidity Facility), (A-1+)
2.26%, 8/07/08(a)(b)	1,638	1,638,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility), (A-1+, F-1+)
2.28%, 8/07/08(a)(b)	775	775,000
Pinal County Electrical District No. 3 RB Series 2006U-1 DN (Bank of America N.A. SBPA), (VMIG-1)
2.28%, 8/07/08(a)(b)	2,700	2,700,000
Salt River Pima-Maricopa Indian Community RB Series 2005 DN (Bank of America N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	3,970	3,970,000

		10,083,000

California — 5.9%
California GO MERLOTS Series 2003B-45 DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
2.22%, 8/07/08(a)(b)	60,000	60,000,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.37%, 8/07/08(a)(b)	85	85,000
California GO Municipal Trust Receipts Floaters Series 2008-2590 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.36%, 8/07/08(a)(b)	12,115	12,115,000
California GO Municipal Trust Receipts Floaters Series 2008-2670 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.36%, 8/07/08(a)(b)	9,800	9,800,000

California Health Facilities Financing Authority RB Municipal Trust Receipts Floaters Series 2008-2636 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (VMIG-1)

2.44%, 8/07/08(a)(b)	15,055	15,055,000
California TECP (Various Banks LOC), (A-1, P-1, F-1)
1.46%, 8/13/08	40,000	40,000,000
Long Beach Bond Finance Authority GO Municipal Trust Receipts Floaters Series 2008-2563D DN (Transamerica International, Inc. Guaranty, Morgan Stanely Municipal Funding Liqudity Facility), (A-1)
2.40%, 8/07/08(a)(b)	25,980	25,980,000
Los Angeles GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/30/09	21,600	21,881,341
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Chater School Project) Series 2008B DN (Wachovia Bank N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	500	500,000
Northern California Gas Authority No. 1 RBMunicipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility), (A-1+, F-1+)
2.47%, 8/07/08(a)(b)	36,115	36,115,000
Northstar Community Housing Corp. RB(Multi-Family Housing Project) Series 2006A DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	3,000	3,000,000
Sacramento County GO Series 2008 TRAN, (MIG-1)
2.50%, 8/07/09	40,600	40,969,931

		265,501,272

Colorado — 5.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC), (A-1+)
2.29%, 8/07/08(b)	10,560	10,560,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+)
2.32%, 8/07/08(b)	6,345	6,345,000
Aurora Centretech Metropolitan District GO Series 1998 DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	3,170	3,170,000
Base Village Metropolitan District No. 2 RB Series 2008A DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	4,835	4,835,000

14	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (Continued)
Base Village Metropolitan District No. 2 RB Series 2008B DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	$6,510	$6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	8,265	8,265,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 DN (Bank of America N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	10,000	10,000,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC), (VMIG-1)
2.46%, 8/07/08(b)	11,815	11,815,000
Colorado GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 6/26/09	22,700	22,963,400
Colorado HFA RB Series 2001AA-2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA), (A-1+, VMIG-1)
2.20%, 8/07/08(b)	9,800	9,800,000
Colorado HFA RB Series 2001AA-3 DN (Landesbank Hessen-Thueringen Girozentrale SBPA), (A-1+, VMIG-1)
2.20%, 8/06/08(b)	3,540	3,540,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006I-C2 DN (DEFPA Bank Plc SBPA), (A-1, VMIG-1)
2.20%, 8/07/08(b)	2,500	2,500,000
Colorado School of Mines RB (Enterprise Improvement Project) Series 2008B DN (Dexia Credit Local LOC), (A-1+, VMIG-1)
2.10%, 8/07/08(b)	2,850	2,850,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility), (VMIG-1)
2.24%, 8/07/08(a)(b)	7,465	7,465,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	8,625	8,625,000
Cornerstar Metropolitan District RB Series 2007 DN (Compass Bank LOC), (A-1)
2.32%, 8/07/08(b)	10,000	10,000,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 DN (U.S. Bank N.A. LOC), (A-1+, F-1+)
2.26%, 8/07/08(b)	10,000	10,000,000
Lower Colorado River Authority TECP, (A-1+, P-1, F-1+)
1.60%, 9/04/08	14,250	14,250,000
Park 70 Metropolitan District GO Series 2008 DN (U.S. Bank N.A. LOC), (A-1+)
2.24%, 8/07/08(b)	4,050	4,050,000
Regional Transportation District RB (FastTrack Project) Series 2007 ROC-RR-II-R-10118 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	7,435	7,435,000
Regional Transportation District RB Series 2007 ROC-R-II-R-10117 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	7,980	7,980,000
Solaris Metropolitan District No. 1 RB Series 2008 DN (KeyBank N.A. LOC), (A-1)
2.24%, 8/07/08(b)	5,610	5,610,000
Southglenn Metropolitan District RB Series 2007 DN (BNP Paribas LOC), (A-1+)
2.29%, 8/07/08(b)	3,100	3,100,000
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC), (A-1)
2.32%, 8/07/08(b)	6,675	6,675,000
University of Colorado Hospital Authority RB Series 2007 ROC-RR-II-R-10243CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (VMIG-1)
2.28%, 8/07/08(a)(b)	49,500	49,500,000

		237,843,400

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC), (A-1)
2.40%, 8/07/08(b)	2,350	2,350,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC), (A-1)
2.40%, 8/07/08(b)	2,625	2,625,000

		4,975,000

District of Columbia — 1.2%
District of Columbia GO Series 2001C DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
2.20%, 8/07/08(b)	2,900	2,900,000
District of Columbia GO Series 2001D DN (Dexia Credit Local LOC), (A-1+, VMIG-1, F-1+)
2.14%, 8/07/08(b)	6,400	6,400,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.35%, 8/07/08(b)	3,445	3,445,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Drama Society, Inc. Project) Series 2008 DN (JPMorgan Chase Bank LOC), (VMIG-1)
2.24%, 8/07/08(b)	10,000	10,000,000

JULY 31, 2008	15

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
District of Columbia (Continued)
District of Columbia RB Municipal Trust Receipts Floaters Series 2008-2411 DN (Morgan Stanley Municpal Funding Guaranty, Morgan Stanley Municpal Funding Liquidity Facility), (VMIG-1)
2.44%, 8/07/08(a)(b)	$10,390	$10,390,000
District of Columbia RB Series 1998A DN (Bank of America N.A. LOC), (A-1+, VMIG-1, F-1+)
2.16%, 8/07/08(b)	50	50,000
District of Columbia Water & Sewer Authority RB Municipal Trust Receipts Floaters Series 2008-2668 DN (Assured Guaranty Ltd. Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.46%, 8/07/08(a)(b)	12,515	12,515,000

		54,500,000

Florida — 4.3%
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1+)
2.17%, 8/07/08(b)	6,400	6,400,000
Broward County Professional Sports Facilities RB DB SPEARS TOB (Civic Arena Project) Series 2008DB-487 DN (AMBAC Insurance, Deutsche Bank Liquidity Facility),
2.28%, 8/07/08(a)(b)	7,155	7,155,000
Cape Coral Water & Sewer RB Series 2007 ROC-RR-II-R-11097PB DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
2.74%, 8/07/08(a)(b)	6,185	6,185,000
Citizens Property Insurance Corp. RB Municipal Trust Receipts Floaters Series 2008-46A DN (MBIA Insurance, Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	6,250	6,250,000
Collier County Educational Facilities Authority RB (Avenue Maria University Project) Series 2006 DN (Comerica Bank N.A. LOC), (VMIG-1)
2.30%, 8/07/08(b)	5,000	5,000,000
Florida Higher Educational Facilities Financing Authority RB (Ringling College of Art & Design, Inc. Project) Series 2008 DN (SunTrust Bank N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	3,500	3,500,000

Gulfstream Park Community Development District Special Assessment RB Municipal Trust Receipts Floaters Series 2008-2G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility), (F-1+)

2.28%, 8/07/08(a)(b)	12,055	12,055,000
Hernando County Water & Sewer RB MS Eclipse TOB Eclipse Funding Trust Series 2006-0035 DN (MBIA Insurance, U.S. Bank LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	9,900	9,900,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN (Adventist Health Guaranty), (A-1, VMIG-1, F-1+)
2.22%, 8/07/08(b)	1,070	1,070,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2006B-2 DN (SunTrust Bank LOC), (AA-, VMIG-1, F-1+)
2.28%, 8/07/08(b)	2,000	2,000,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007C DN (SunTrust Bank LOC), (A-1+, VMIG-1, F-1+)
1.35%, 8/07/08(b)	2,900	2,900,000
Jacksonville Electric Authority RB (Electric Systems Project) Series 2001B DN (Bank of America N.A. SBPA), (A-1, VMIG-1, F-1+)
2.10%, 8/07/08(b)	12,400	12,400,000
Jacksonville Electric Authority TECP (WestLB AG LOC), (A-1, VMIG-1, F-1+)
1.50%, 9/05/08	13,700	13,700,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003A DN (Bank of America N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	12,000	12,000,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007 DN (Bank of America N.A. LOC), (A-1+)
2.18%, 8/07/08(b)	5,000	5,000,000
Lakeland Energy System RB Series 2008A DN (Banque Nationale de Paribas LOC), (A-1+, VMIG-1, F-1+)
2.05%, 8/07/08(b)	1,900	1,900,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A DN (Bank of America N.A. LOC), (A-1+)
2.15%, 8/07/08(b)	6,600	6,600,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2744 DN (BHAC Insurance, Morgan Stanely Municipal Funding Liqudity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	11,335	11,335,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A DN (U.S. Bank LOC), (A-1+)
2.29%, 8/07/08(a)(b)	2,665	2,665,000
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility), (A-1)
2.75%, 8/07/08(a)(b)	10,000	10,000,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
2.11%, 8/07/08(b)	20,000	20,000,000
Palm Beach County RB PUTTERS Series 2008-2622 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	1,830	1,830,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty), (VMIG-1)
2.54%, 8/07/08(a)(b)(c)	2,130	2,130,000
South Florida Water Management District COP Series 2007 ROC-RR-II-R-746PB DN (AMBAC Insurance, PB Captial Corp. Liquidity Facility), (VMIG-1)
2.57%, 8/07/08(a)(b)	25,075	25,075,000

16	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (Continued)
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	$1,550	$1,550,000
St. Lucie County PCRB (Florida Power & Light Co. Project) DN (Southern Companies Guaranty), (A-1, VMIG-1)
2.19%, 8/01/08(b)	2,000	2,000,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility), (A-1+, VMIG-1)
2.54%, 8/07/08(a)(b)	1,960	1,960,000

		192,560,000

Georgia — 1.6%
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1)
2.73%, 8/07/08(a)(b)	5,000	5,000,000
Atlanta Water & Wastewater RB Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.11%, 8/07/08(b)	25,000	25,000,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC), (VMIG-1)
2.25%, 8/07/08(b)	2,000	2,000,000
Burke County Development Authority PCRB (Georgia Power Co. Vogtle Project) Series 1994-8 DN (Southern Companies Guaranty), (VMIG-1)
2.35%, 8/07/08(b)	20,000	20,000,000
Burke County Development Authority PCRB (Georgia Power Co. Vogtle Project) Series 1996 DN (Southern Companies Guaranty), (A-1, VMIG-1)
2.10%, 8/07/08(b)	12,000	12,000,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC), (VMIG-1)
2.26%, 8/07/08(b)	1,100	1,100,000
Fulton County Development Authority RB (Georgia Technical Facilities Project) Series 2008B DN (SunTrust Bank LOC), (A-1+, VMIG-1)
2.40%, 8/07/08(b)	3,400	3,400,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	3,000	3,000,000

		71,500,000

Hawaii — 0.1%
Hawaii GO Series 2007 ROC-RR-II-R-12161 DN (FSA Insurance, Bank of New York Liquidity Facility), (A-1+, VMIG-1)
2.40%, 8/07/08(a)(b)	3,470	3,470,000

Idaho — 0.2%
Idaho GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/30/09	6,700	6,776,863

Illinois — 4.4%
Chicago GO Municipal Trust Receipts Floaters Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	3,270	3,270,000
Chicago Park District GO Series 2007 ROC-RR-II-R-12129 DN (FSA Insurance, Bayerische Landesbank Girozentrale Liquidity Facility), (A-1, VMIG-1)
2.41%, 8/07/08(a)(b)	5,665	5,665,000
Chicago Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2700 DN (Assured Guaranty Ltd. Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.46%, 8/07/08(a)(b)	12,735	12,735,000
Chicago Water RB Series 2008-2622 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (F-1+)
2.46%, 8/07/08(a)(b)	31,420	31,420,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	2,685	2,685,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA), (A-1+)
4.00%, 8/07/08(a)(b)	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA), (A-1+)
2.26%, 8/07/08(a)(b)	2,780	2,780,000
Illinois Finance Authority PCRB (Commonwealth Edison Co. Project) Series 2008 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
2.15%, 8/07/08(b)	2,700	2,700,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, F-1+)
2.05%, 8/07/08(b)	10,000	10,000,000
Illinois Finance Authority RB (Monarch Landing Inc. Facility Project) Series 2007B DN (Fifth Third Bank N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	13,750	13,750,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Projecct) Series 2004B-2 DN (Union Bank of Switzerland LOC), (A-1+, VMIG-1)
2.25%, 8/01/08(b)	10,800	10,800,000
Illinois Finance Authority RB (University of Chicago Project) Series 2008DB-601 DN (Deutsche Bank Liquidity Facility), (F-1+)
2.28%, 8/07/08(a)(b)	10,300	10,300,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA), (VMIG-1)
2.26%, 8/07/08(a)(b)	3,500	3,500,000
Illinois Health Facilities Authority RB (Revolving Fund Pooled Financing Project) Series 1985B DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.10%, 8/01/08(b)	16,000	16,000,000

JULY 31, 2008	17

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (Continued)
Kane County Community Unit School District Number 304 GO Municipal Trust Receipts Floaters Series 2008-2310 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.66%, 8/07/08(a)(b)	$4,862	$4,862,500
McLean & Woodford Community Unit School District No. 5 GO Municipal Trust Receipts Floaters Series 2008-2604 DN (FSA Insurance, Morgan Stanley Municpal Funding Liquidity Facility), (A-1)
2.66%, 8/07/08(a)(b)	10,145	10,145,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB DB SPEARS TOB (McCormick Place Expansion Project) Series 2008DB-476 DN (MBIA Insurance, Deutsche Bank Liquidity Facility),
2.30%, 8/07/08(a)(b)	35,915	35,915,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	2,420	2,420,000
Rockford IDRB (Trinity Learning Center Project) Series 2003 DN (M & I Marshall & Ilsley Bank LOC),
2.41%, 8/07/08(b)	3,500	3,500,000
Will & Kendall Counties Community Consolidated School District Number 202 GO PUTTERS Series 2008-2569 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.64%, 8/07/08(a)(b)	6,235	6,235,000

Will County Community High School District No. 210 Lincoln-Way GO Municipal Trust Receipts Floaters Series 2008-2286 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1, F-1+)

2.66%, 8/07/08(a)(b)	6,625	6,625,000

		198,242,500

Indiana — 3.2%
DEPFA Municipal Trust Receipts Floaters Series 2008-47 RB (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA), (F-1+)
2.54%, 8/07/08(a)(b)	30,000	30,000,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Royal Bank of Scotland LOC), (A-1+)
2.29%, 8/07/08(b)	10,745	10,745,000
Indiana Bond Bank RB (Advance Funding Program) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 1/30/09	15,000	15,065,894
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 5/28/09	16,600	16,757,209
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A DN (LaSalle Bank N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	12,935	12,935,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	3,790	3,790,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	16,095	16,095,000
Indianapolis Local Public Improvement RB Municipal Trust Receipts Floaters Series 2008-2722 DN (Morgan Stanley Muncipal Funding Liquidity Facility), (A-1)
2.26%, 8/07/08(a)(b)	2,539	2,539,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.29%, 8/07/08(b)	4,380	4,380,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC), (A-1+)
2.29%, 8/07/08(b)	24,200	24,200,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC), (A-1)
2.29%, 8/07/08(b)	6,615	6,615,000

		143,122,103

Iowa — 1.0%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.35%, 8/07/08(b)	8,000	8,000,000

Iowa Finance Authority Healthcare Facilities RB (Iowa Health System Project) Series 2008A-1 DN (Assured Guaranty Ltd. Insurance, Landesbank Baden-Wuerttemberg Girozentrale Liquidity Facility), (VMIG-1, F-1+)

2.45%, 8/07/08(b)	22,000	22,000,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.30%, 8/07/08(b)	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
2.33%, 8/07/08(b)	4,500	4,500,000

		43,700,000

Kansas — 0.4%
Kansas Development Finance Authority RB (Sisters of Charity of Leavenworth Health System Project) Series 2006D DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.10%, 8/07/08(b)	11,885	11,885,000
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility), (VMIG-1)
2.28%, 8/07/08(a)(b)	4,000	4,000,000

		15,885,000

Kentucky — 0.8%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC), (VMIG-1)
2.43%, 8/07/08(b)	3,950	3,950,000

18	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky (Continued)
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC),
2.45%, 8/07/08(b)	$510	$510,000
Kentucky Asset Liability Commission GO Series 2008A TAN, (SP-1+, MIG-1)
3.00%, 6/25/09	6,800	6,873,249
Kentucky Economic Development Finance Authority RB (Adventist Long Term Care Project) Series 2007 DN (SunTrust Bank LOC), (A-1+)
2.17%, 8/07/08(b)	3,920	3,920,000
Kentucky Public Energy Authority Gas Supply RB Series 2006A DN (Societe Generale Group SBPA), (A-1+, VMIG-1)
2.20%, 8/01/08(b)	22,000	22,000,000

		37,253,249

Louisiana — 2.5%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC),
2.36%, 8/07/08(b)	5,000	5,000,000
Lafourche Parish Consolidated School District No. 1 GO Series 2008 MB (Assured Guaranty Ltd. Insurance), (AAA)
3.00%, 8/07/08	295	296,049
Lake Charles Harbor & Terminal District RB(Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	30,000	30,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC), (A-1+)
2.40%, 8/07/08(a)(b)	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA), (A-1+)
2.40%, 8/07/08(a)(b)	1,040	1,040,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty), (A-1+)
2.39%, 8/07/08(b)	5,235	5,235,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN, (A-1+)
2.30%, 8/07/08(b)	7,500	7,500,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC), (A-1)
2.34%, 8/07/08(b)	8,785	8,785,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC), (P-1)
2.29%, 8/07/08(b)	3,900	3,900,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA), (A-1+)
2.34%, 8/07/08(b)	28,180	28,180,000

		113,671,049

Maine — 0.1%
Maine School Administrative District No. 051 GO Series 2007 BAN, (SP-1+)
3.75%, 12/30/08	4,000	4,010,386

Maryland — 1.8%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)	4,140	4,140,000
Chestertown Economic Development Project RB (Washington College Project) Series 2008A DN (Citizens Bank N.A. LOC), (VMIG-1)
2.26%, 8/07/08(b)	7,000	7,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)(d)	2,135	2,135,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility Project) Series 2007 DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)	4,210	4,210,000
Maryland Health & Higher Educational Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank N.A. LOC), (VMIG-1)
2.17%, 8/07/08(b)	11,700	11,700,000
Maryland Health & Higher Educational Facilities Authority RB (Lifebridge Health Project) PUTTERS Series 2008-2602 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.64%, 8/07/08(a)(b)	3,440	3,440,000
Maryland Health & Higher Educational Facilities Authority RB (Mercy Medical Center Issue Project) Series 2008 DN (Manufacturers & Traders Trust Co. LOC), (A-1)
2.24%, 8/07/08(b)	10,000	10,000,000
Maryland State & Local Facilities GO Series 2008 ROC-RR-II-R-11545 DN (Citigroup Global Market Holdings, Inc. Liquidity Facility), (A-1+)
2.21%, 8/07/08(a)(b)	2,800	2,800,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)	8,130	8,130,000
Montgomery County Housing Opportunity Community Multi-Family RB (Oakwood Project) Series 1991A DN (Freddie Mac Insurance, Freddie Mac Liquidity Facility), (A-1+)
2.19%, 8/07/08(b)	20,575	20,575,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
2.40%, 8/07/08(b)	2,955	2,955,000

JULY 31, 2008	19

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (Continued)
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
2.35%, 8/07/08(b)	$2,400	$2,400,000

		79,485,000

Massachusetts — 3.1%
Cohasset GO Series 2007 BAN, (SP-1+)
4.00%, 8/08/08	10,000	10,000,627
Marblehead GO Series 2007 BAN, (SP-1+)
4.00%, 8/14/08	8,000	8,000,931
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 DN (Bank of America N.A. LOC, Bank of American N.A. Liquidity Facility), (VMIG-1)
2.35%, 8/07/08(a)(b)	41,815	41,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (A-1+)
2.25%, 8/07/08(b)	5,000	5,000,000
Massachusetts Development Finance Agency RB (Institution for Developing Disabilities Project) Series 2008 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (VMIG-1)
2.25%, 8/07/08(b)	10,895	10,895,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-2005 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.23%, 8/07/08(a)(b)	6,450	6,450,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2008-8023 DN (FSA Insurance, Dexia Credit Local Liquidity Facility), (A-1+)
2.40%, 8/07/08(a)(b)	17,135	17,135,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2008-8024 DN (FSA Insurance, Dexia Credit Local Liquidity Facility), (A-1+)
2.40%, 8/07/08(a)(b)	22,920	22,920,000
Massachusetts GO Series 2001C MB, (AA, Aa2)
5.25%, 12/01/08	5,285	5,343,219
Massachusetts School Building Authority RB Series 2005A MB,
5.00%, 8/15/08	1,000	1,001,221
Massachusetts Water Resources Authority RB Municipal Trust Receipts Floaters Series 2007-07-KL3D DN (FSA Insurance, Bayerische Hypo-Und Vereinsbank Liquidity Facility), (VMIG-1)
2.50%, 8/07/08(a)(b)	11,640	11,640,000

		140,200,998

Michigan — 2.2%
Kent Hospital Finance Authority RB (Spectrum Health Project) Series 2008B-2 DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA), (A-1, VMIG-1)
2.18%, 8/07/08(b)	52,900	52,900,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC), (VMIG-1)
2.30%, 8/07/08(b)	3,600	3,600,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC), (A-1)
2.39%, 8/07/08(b)	5,175	5,175,000
Michigan Municipal Bond Authority GO Series 2007B-1 RAN, (SP-1+)
4.50%, 8/20/08	15,000	15,006,152
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.29%, 8/07/08(b)	7,310	7,310,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, Bank of America N.A. SBPA), (F-1+)
2.64%, 8/07/08(a)(b)	9,215	9,215,000
Western Michigan University RB Series 2008 ROC-RR-II-R-11483 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+)
2.42%, 8/07/08(a)(b)	7,000	7,000,000

		100,206,152

Minnesota — 0.6%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Children’s Hospital Clinic Project) Series 2004A DN (FSA Insurance, U.S. Bank N.A. SBPA), (A-1+)
2.37%, 8/01/08(b)	100	100,000
Minnesota GO Series 2008 ROC-RR-II-R-11538PB DN (PB Capital Corp. Liquidity Facility), (A-1+, F-1)
2.30%, 8/07/08(a)(b)	10,540	10,540,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA),
2.24%, 8/07/08(a)(b)	14,695	14,695,000

		25,335,000

Mississippi — 1.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007C DN, (A-1+, VMIG-1)
2.55%, 8/07/08(b)	29,800	29,800,000
Mississippi Hospital Equipment Facility TECP, (A-1+, VMIG-1, F-1+)
1.63%, 9/12/08	16,795	16,795,000

		46,595,000

Missouri — 1.1%
Brentwoood RB (Eager Road Project) Series 2007-2B DN (Compass Bank LOC), (A-1)
2.31%, 8/07/08(b)	13,235	13,235,000
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC), (VMIG-1)
2.50%, 8/07/08(a)(b)	10,030	10,030,000

20	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Missouri (Continued)
Missouri Development Finance Board Cultural Facilities RB (Kauffman Center for the Performing Arts Project) Series 2007A DN (Bank of America N.A. SBPA), (A-1+)
2.18%, 8/01/08(b)	$3,000	$3,000,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA), (A-1+)
2.45%, 8/07/08(b)	9,605	9,605,000
Missouri Highways & Transit Commission RB PUTTERS Series 2008-2623 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	2,660	2,660,000
Missouri Highways & Transportation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+)
2.26%, 8/07/08(a)(b)	9,990	9,990,000
St. Louis GO Series 2008 TRAN, (SP-1+, MIG-1)
3.25%, 6/30/09	2,200	2,229,183

		50,749,183

Nebraska — 1.7%
Lincoln Electric Authority TECP (National Bank of Australia LOC), (A-1+, F-1+)
1.60%, 10/10/08	25,500	25,500,000
1.65%, 11/07/08	31,000	31,000,000
Omaha Convention Center GO Series 2007 ROC-RR-II-R-12170 DN (Bank of New York Liquidity Facility), (A-1+, VMIG-1)
2.27%, 8/07/08(a)(b)	7,990	7,990,000
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 DN (KeyBank N.A. LOC), (VMIG-1)
2.22%, 8/07/08(b)	10,000	10,000,000

		74,490,000

Nevada — 1.2%
Clark County School District GO DB SPEARS TOB Series 2008DBE-668 DN (AMBAC Insurance, Deutsche Bank Liquidity Facility, Deutsche Bank Guaranty), (F-1+)
2.31%, 8/07/08(a)(b)	7,125	7,125,000
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (A-1+, VMIG-1, F-1)
2.44%, 8/07/08(a)(b)	3,965	3,965,000
Clark County School District GO Series 2008 ROC-RR-II-R-8090 DN (Citigroup Financial Products Liquidity Facility), (A-1+)
2.24%, 8/07/08(a)(b)	5,150	5,150,000

Henderson Healthcare Facility RB Municipal Trust Receipts Floaters (Catholic Healthcare West Project) Series 2008-2633 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	14,500	14,500,000

Reno Health Facility RB Municipal Trust Receipts Floaters (Catholic Healthcare West Project) Series 2008-2634 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1)

2.44%, 8/07/08(a)(b)	21,375	21,375,000

		52,115,000

New Hampshire — 1.6%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 DN (TD BankNorth N.A. LOC), (A-1+)
2.10%, 8/07/08(b)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
2.29%, 8/07/08(b)	10,000	10,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD BankNorth N.A. LOC), (A-1+)
2.29%, 8/01/08(b)	18,000	18,000,000
New Hampshire Business Finance Authority RB (Monadnock Community Hospital Project) Series 2007 DN (TD BankNorth N.A. LOC), (A-1+)
2.29%, 8/01/08(b)	12,230	12,230,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.29%, 8/07/08(b)	3,900	3,900,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC), (VMIG-1)
2.27%, 8/07/08(b)	4,245	4,245,000
New Hampshire Health & Education Facilities Authority RB (Dartmouth College) Series 2007B DN (JPMorgan Chase Bank N.A. SBPA), (A-1+, VMIG-1)
2.50%, 8/07/08(b)	6,495	6,495,000
New Hampshire Health & Educational Facilities Authority RB (Wentworth Douglass Hospital Project) Series 2001 DN (JPMorgan Chase Bank LOC), (A-1+)
2.25%, 8/07/08(b)	3,950	3,950,000

New Hampshire Higher Educational & Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1633 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)

2.44%, 8/07/08(a)(b)	3,190	3,190,000

New Hampshire Higher Educational & Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2409 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (VMIG-1)

2.44%, 8/07/08(a)(b)	5,580	5,580,000

		73,590,000

JULY 31, 2008	21

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Mexico — 0.9%
New Mexico Hospital Equipment Loan Council RB (Presbyterian Healthcare Services Project) Series 2005A DN (FSA Insurance, Citibank N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.35%, 8/07/08(b)	$10,985	$10,985,000
New Mexico Hospital Equipment Loan Council RB (Presbyterian Healthcare Services Project) Series 2005B DN (FSA Insurance, Citibank N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.35%, 8/07/08(b)	29,815	29,815,000

		40,800,000

New York — 4.6%

Long Island Power Authority Electric System RB Municipal Trust Receipts Floaters Series 2008-2565D DN (Morgan Stanley Municipal Funding Liquidity Facility, Transamerica International, Inc. Guaranty), (A-1)

2.41%, 8/07/08(a)(b)	36,690	36,690,000
Metropolitan Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2566D DN (Transamerica Life Insurance Co. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.41%, 8/07/08(a)(b)	12,792	12,792,500
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA), (A-1+, VMIG-1, F-1+)
2.45%, 8/07/08(b)	38,400	38,400,000
Metropolitan Transportation Authority RB Series 2008 ROC-RR-II-R-8088 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.73%, 8/07/08(a)(b)	5,400	5,400,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC), (A-1+, VMIG-1, F-1+)
2.11%, 8/07/08(b)	1,255	1,255,000
New York City GO Series 2008J-7 DN (Landesbank Baden-Wuerttemberg Girozentrale LOC), (A-1, VMIG-1, F-1+)
2.03%, 8/07/08(b)	10,500	10,500,000
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(b)	13,100	13,100,000
New York City GO Series 2008L-6 DN (Wachovia Bank N.A. SBPA), (A-1+, F-1+)
1.95%, 8/07/08(b)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 DN (Fortis Bank S.A./N.V. SBPA), (A-1, VMIG-1, F-1+)
1.95%, 8/07/08(b)	10,000	10,000,000
New York City TECP, (P-1, F-1+)
1.65%, 8/12/08	17,412	17,412,000
New York Dormitory Authority RB (Cornell University Project) Series 2008B DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
1.90%, 8/07/08(b)	23,150	23,150,000
New York GO (Environmental Quality Project) Series 1998G DN (WestLB AG LOC), (A-1+, VMIG-1)
1.90%, 8/07/08(b)	11,500	11,500,000
New York GO Series 2000A DN (Dexia Credit Local LOC), (A-1+, VMIG-1)
1.75%, 8/07/08(b)	8,500	8,500,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.74%, 8/07/08(a)(b)	7,055	7,055,000

		205,754,500

North Carolina — 3.8%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.32%, 8/07/08(b)	18,000	18,000,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.32%, 8/07/08(a)(b)	10,000	10,000,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s HealthCare System Project) Series 2007H DN (AMBAC Insurance, Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.10%, 8/07/08(b)	37,000	37,000,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	280	280,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (A-1+)
2.26%, 8/07/08(b)	4,250	4,250,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (A-1+)
2.26%, 8/07/08(b)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Chater School Project) Series 2008A DN (Wachovia Bank N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
2.26%, 8/07/08(b)	2,175	2,175,000
North Carolina GO Series 2003A-23 MB (Wachovia Bank N.A. SBPA), (A-1+)
2.00%, 2/09/09(a)(b)	5,500	5,500,000

22	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (Continued)
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	$2,950	$2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	6,150	6,150,000
Raleigh Comb Enterprise System RB Series 2008B DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.15%, 8/07/08(b)	40,000	40,000,000
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (Bank of America N.A. SBPA), (VMIG-1)
2.26%, 8/07/08(a)(b)	5,995	5,995,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	10,000	10,000,000

		168,800,000

Ohio — 3.9%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 DN (Bank One N.A. LOC), (VMIG-1)
2.22%, 8/07/08(b)	59,330	59,330,000
American Municipal Power, Inc. GO Series 2008A TECP (JPMorgan Chase Bank LOC), (A-1+, P-1)
1.70%, 12/04/08	10,000	10,000,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A MB (The Goldman Sachs Group, Inc. Guaranty),
5.00%, 2/01/09	3,615	3,655,909
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+)
2.28%, 8/07/08(a)(b)	2,590	2,590,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+)
2.27%, 8/07/08(b)	1,685	1,685,000
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.40%, 8/07/08(a)(b)	2,500	2,500,000
Cleveland COP (Cleveland Stadium Project) Series 2007 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.14%, 8/07/08(b)	24,390	24,390,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	1,400	1,400,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 DN (KeyBank N.A. LOC), (VMIG-1)
2.22%, 8/07/08(b)	3,400	3,400,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	3,265	3,265,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC),
2.29%, 8/07/08(b)	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC), (A-1+)
2.23%, 8/07/08(b)	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC),
2.41%, 8/07/08(b)	270	270,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC), (A-1, VMIG-1)
2.34%, 8/07/08(b)	850	850,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC), (VMIG-1)
2.24%, 8/07/08(b)	280	280,000
Hamilton County Sales Tax RB Municipal Trust Receipts Floaters Series 2008-2671 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.31%, 8/07/08(a)(b)	6,584	6,583,500
Hamilton County Sales Tax RB Municipal Trust Receipts Floaters Series 2008-2706 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (F-1+)
2.44%, 8/07/08(a)(b)	3,700	3,700,000
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.59%, 8/07/08(a)(b)	3,180	3,180,000
Lucas County GO Series 2008 BAN, (SP-1+, MIG-1, F-1+)
3.00%, 7/30/09	7,500	7,595,325
Ohio GO (Common Schools Project) Series 2006C DN, (A-1+, VMIG-1, F-1+)
2.15%, 8/07/08(b)	1,175	1,175,000
Ohio GO (Higher Education Project) Series 2002A MB,
5.00%, 8/01/08	3,630	3,630,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2008L MB,
4.00%, 5/01/09	2,000	2,035,670
Ohio GO Series 2004B MB,
5.00%, 2/01/09	1,390	1,409,926
Ohio Higher Education Capital Facilities RB Series 2001-IIA MB,
5.50%, 12/01/08	1,000	1,011,596
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	1,300	1,300,000

JULY 31, 2008	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (Continued)
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008B DN (Citizens Bank N.A. LOC), (A-1+, VMIG-1)
2.15%, 8/07/08(b)	$5,000	$5,000,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC), (VMIG-1)
2.22%, 8/07/08(b)	2,000	2,000,000
University of Akron General Receipts RB Series 2008C-1 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), (VMIG-1, F-1+)
2.80%, 8/07/08(b)	15,000	15,000,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC),
2.29%, 8/07/08(b)	1,660	1,660,000

		176,446,926

Oklahoma — 0.5%
Oklahoma Development Finance Authority GO (Health System Integris Project) Series 2008A-1 DN (Assured Guaranty Ltd. Insurance, KBC Bank N.V. SBPA),
2.35%, 8/07/08(b)	24,360	24,360,000

Oregon — 1.0%
Klamath Falls Electricity RB Series 1999 MB (Escrowed in U.S. Treasury),
6.00%, 1/01/09	40,000	41,262,171
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C DN (Wells Fargo Bank N.A. LOC), (A-1+, F-1+)
2.27%, 8/07/08(b)	2,000	2,000,000

		43,262,171

Pennsylvania — 4.0%
Berks County Municipal Authority RB (Phoebe-Devitt Homes Project) Series 2008A DN (Sovereign Bank & Banco Santander LOC), (A-1+)
2.17%, 8/07/08(b)	4,200	4,200,000
Delaware Valley Regional Finance Authority Local Government RB Municipal Securities Trust Receipts Series 2007A DN (Societe Generale Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	22,500	22,500,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A DN (Bank of America N.A. LOC), (A-1+)
2.30%, 8/07/08(b)	3,220	3,220,000
Pennsylvania Economic Development Financing Authority RB Series 2008 DN (TD Banknorth LOC, Commerce Bank N.A. LOC), (A-1+)
2.29%, 8/01/08(b)	12,000	12,000,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program) Series 2008A DN (FSA Insurance, JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
3.00%, 8/07/08(b)	5,000	5,000,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-2 DN (JPMorgan Chase Bank SBPA), (VMIG-1)
2.35%, 8/07/08(b)	7,750	7,750,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-3 DN (JPMorgan Chase Bank SBPA), (VMIG-1)
2.62%, 8/07/08(b)	42,310	42,310,000
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
2.25%, 8/07/08(b)	59,050	59,050,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A DN (JPMorgan Chase Bank & Westdeutsche Landesbank Gironzentrale SBPA), (A-1+, VMIG-1)
2.00%, 8/01/08(a)(b)	9,300	9,300,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.22%, 8/07/08(a)(b)	11,100	11,100,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
2.40%, 8/07/08(b)	1,720	1,720,000

		178,150,000

Puerto Rico — 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority RB MERLOTS Trust Receipts Series 2007C-111 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (A-1+)
2.35%, 8/07/08(a)(b)	10,465	10,465,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1985 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	3,750	3,750,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1986 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	2,500	2,500,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1987 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	3,250	3,250,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1988 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	1,500	1,500,000

24	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (Continued)

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	$3,780	$3,780,000

		25,245,000

Rhode Island — 0.8%
Narragansett Bay Commission RB (Wastewater System Project) Series 2008A DN (Citizens Bank N.A. LOC), (A-1+)
2.00%, 8/07/08(b)	13,840	13,840,000
Rhode Island Health & Educational Building Corp. Higher Education Facility RB (Bryant University Project) Series 2008 DN (TD BankNorth N.A. LOC), (A-1+, VMIG-1)
2.05%, 8/07/08(b)	21,000	21,000,000

		34,840,000

South Carolina — 0.6%
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
2.39%, 8/07/08(a)(b)	5,665	5,665,000
South Carolina Jobs Economic Development Authority RB (Bon Secours Health Systems Project) Series 2008 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1, F-1+)
2.80%, 8/07/08(b)	6,800	6,800,000
Spartanburg Regional Health Services District, Inc. RB Series 2008B (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.30%, 8/07/08(b)	15,125	15,125,000

		27,590,000

Tennessee — 6.5%
Blount County Public Building Authority RB Municipal Trust Receipts Floaters Series 2008-11 DN (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA), (F-1+)
2.54%, 8/07/08(a)(b)	17,900	17,900,000
Blount County Public Building Authority RB Municipal Trust Receipts Floaters Series 2008-13 DN (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA), (F-1+)
1.66%, 8/07/08(a)(b)	13,300	13,300,000
Blount County Public Building Authority RB Series 2008E1-A DN (SunTrust Bank LOC), (VMIG-1)
2.17%, 8/07/08(b)	7,000	7,000,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 DN (Bank of America N.A. LOC), (VMIG-1)
2.20%, 8/01/08(b)	7,000	7,000,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC), (VMIG-1)
2.25%, 8/07/08(b)	1,670	1,670,000
Knox Health, Educational and Housing Facility Board RB (Catholic Healthcare Partners Project) Series 2008B DN (Landesbank Baden-Wuerttemberg Girozentrale LOC), (A-1, VMIG-1, F-1+)
2.25%, 8/07/08(b)	4,000	4,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 DN (Bank of America N.A. LOC), (A-1+)
2.20%, 8/07/08(b)	11,275	11,275,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	96,875	96,875,000
Shelby County GO Series 2006C DN (Dexia Credit Local SBPA), (A-1+, VMIG-1, F-1+)
2.25%, 8/07/08(b)	56,800	56,800,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	10,535	10,535,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	7,030	7,030,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2004-90TP DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+, F-1+)
2.28%, 8/07/08(a)(b)	7,900	7,900,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2006-52G DN (The Goldman Sachs & Co., Inc. Guaranty, The Goldman Group, Inc. Liquidity Facility), (F-1+)
2.28%, 8/07/08(a)(b)	22,000	22,000,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2172 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	15,920	15,920,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2375 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG3)
2.29%, 8/07/08(a)(b)	10,890	10,890,000

		290,095,000

Texas — 16.6%
Austin TECP (State Street, JP Morgan LOC), (A-1+, P-1, F-1+)
1.65%, 8/19/08	14,466	14,466,000
Comal ISD GO Series 2005 DN (Bank of New York LOC), (A-1+, VMIG-1)
2.33%, 8/07/08(a)(b)	2,815	2,815,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	1,000	1,000,000
Dallas Area Rapid Transit RB PUTTERS Series 2008-3046 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	9,500	9,500,000

JULY 31, 2008	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (Continued)
Dallas Area Rapid Transit RB Series 2008 ROC-RR-II-R-11541 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.21%, 8/07/08(a)(b)	$3,400	$3,400,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, Bank of America N.A. SBPA), (VMIG-1)
2.25%, 8/07/08(a)(b)	11,565	11,565,000
Del Valle ISD GO PUTTERS Series 2007-1946 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	17,305	17,305,000
Fort Bend GO Citi Trust Reciepts TOB Series 2003-46A DN (MBIA Insurance, Societe Generale Liquidity Facility), (A-1+)
2.49%, 8/07/08(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.44%, 8/07/08(a)(b)	3,800	3,800,000
Harris County Cultural Education Facilities Finance Corp. RB (Young Men’s Christian Assoc. of the Greater Houston Area Project) Series 2008C DN (Bank of America N.A. LOC), (VMIG-1)
2.10%, 8/07/08(b)	25,000	25,000,000
Harris County GO Series 2006A MB,
5.00%, 10/01/08	2,775	2,784,570
Harris County GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.00%, 2/26/09	45,350	45,720,240
Harris County Health Facilities Development Corp. RB (St Luke’s Epsicopal Heatlth System Project) Series 2005A DN (Bank of America N.A. SBPA, Wachovia Bank N.A. SBPA, JPMorgan Chase Bank SBPA), (A-1+)
2.27%, 8/07/08(b)	5,600	5,600,000
Harris County Health Facilities Development Corp. RB (St Luke’s Epsicopal Heatlth System Project) Series 2005A DN (JPMorgan Chase Bank SBPA, Landesbank Baden-Wurttenberg SBPA), (A-1+)
2.18%, 8/07/08(b)	29,820	29,820,000
Harris County Health Facilities Development Corp. RB (St Luke’s Epsicopal Heatlth System Project) Series 2005B DN (Bank of America N.A. SBPA, Wachovia Bank N.A. SBPA, JPMorgan Chase Bank SBPA), (A-1+)
2.20%, 8/07/08(b)	5,600	5,600,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB, (AA+, Aa1, AA+)
5.00%, 8/01/08	3,740	3,740,000
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC), (F-1+)
2.36%, 8/07/08(a)(b)	7,400	7,400,000
Houston GO Series 2008 ROC-RR-II-R-8093 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+)
2.39%, 8/07/08(a)(b)	3,595	3,595,000
Houston GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 6/30/09	15,000	15,175,511
Houston Independent School District GO Eagle Trust Receipts Series 2008-0018A DN (PSF Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.24%, 8/07/08(a)(b)	4,950	4,950,000
Houston Independent School District GO PUTTERS Series 2008-2801 DN (PSF Insurance, JPMorgan Chase Bank & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	7,500	7,500,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF Guaranty, Bank of America N.A. SBPA), (A-1+, VMIG-1)
1.85%, 6/15/09	10,000	10,000,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC), (VMIG-1)
2.29%, 8/07/08(a)(b)	5,300	5,300,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.22%, 8/07/08(a)(b)	14,765	14,765,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.40%, 8/07/08(a)(b)	1,600	1,600,000
Irving GO Series 2000 MB,
5.50%, 3/15/09	500	512,981
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
2.36%, 8/07/08(a)(b)	3,940	3,940,000
Katy ISD GO Series 1999A MB (PSF Insurance),
5.50%, 2/15/09	500	509,141
Lamar Consolidation ISD GO Series 2007 ROC-II-R-10276 DN (PSF Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.24%, 8/07/08(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO Series 2008DB-512 DN (PSF Insurance, Deutsche Bank Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	3,250	3,250,000
Leander Independent School District GO MERLOTS Series 2008D-195 DN (PSF Insurance, Wachovia Bank N.A. SBPA), (A-1+)
2.24%, 8/07/08(a)(b)	7,205	7,205,000
Lovejoy ISD GO (School Building Project) Series 2008DB-514 DN (PSF Insurance, Deutsche Bank Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	3,275	3,275,000
Mansfield ISD GO Munitops Trust Certificates Series 2007-54 DN (PSF Insurance, ABN-AMRO Bank N.V. SBPA), (F-1+)
2.25%, 8/07/08(a)(b)	17,710	17,710,000
North East ISD GO PUTTERS Series 2008 DN (PSF Insurance, JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	6,840	6,840,000

26	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (Continued)
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	$26,515	$26,515,000
North Texas Municipal Water District Water System RB PUTTERS Series 2008-3037 DN (JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	5,100	5,100,000
North Texas Municipal Water District Water System RB Series 2006 ROC-RR-II-R-593PB DN (MBIA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
2.57%, 8/07/08(a)(b)	8,465	8,465,000
North Texas Tollway Authority GO Series 2007 BAN, (SP-1, MIG-1)
4.13%, 11/19/08	64,250	64,260,960
North Texas Tollway Authority RB Series 2008 ROC-RR-II-R-4093Z DN (Assured Guaranty Ltd. Insurance, Citigroup Financial Products Liquidity Facility), (A-1+)
2.28%, 8/07/08(b)	9,135	9,135,000
North Texas Tollway Authority System RB Municipal Trust Receipts Series 2008-2725 DN (Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	4,528	4,528,500
North Texas Tollway Authority System RB Municipal Trust Receipts Series 2008-2903 DN (Morgan Stanley Municipal Funding Liquidity Facility, Deutsche Bank Guaranty), (A-1)
2.44%, 8/07/08(b)	15,000	15,000,000
Northwest Independent School District GO Series 2008 ROC-RR-II-R-11539PB DN (PSF Insurance, PB Capital Corp. Liquidity Facility), (F-1)
2.30%, 8/07/08(a)(b)	12,610	12,610,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA), (VMIG-1)
2.25%, 8/07/08(a)(b)	10,690	10,690,000
Port Arthur ISD GO PUTTERS Series 2008-2579 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.64%, 8/07/08(a)(b)	3,510	3,510,000
San Antonio GO Series 2007 MB, (AA+, Aa1)
4.00%, 8/01/08	1,000	1,000,000
San Antonio RB MERLOTS Trust Receipts Series 2007D-71 DN (Wachovia Bank N.A. SBPA), (A-1+)
2.49%, 8/07/08(a)(b)	2,255	2,255,000
San Antonio RB Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, Aaa)
2.20%, 8/07/08(b)	44,000	44,000,000
Seminole ISD GO (School Building Project) Series 2008DB-559 DN (PSF Insurance, Deutsche Bank Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	3,455	3,455,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.24%, 8/07/08(a)(b)	4,915	4,915,000
Texas Affordable Housing Corp. Multi-Family Housing RB GS TOB Municipal Trust Receipts Floaters Series 2006-12TP DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	162	161,830
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	5,700	5,700,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA), (F-1+)
2.26%, 8/07/08(a)(b)	3,710	3,710,000
Texas GO PUTTERS Series 2008-2568 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	2,800	2,800,000
Texas GO PUTTERS Series 2008-2618 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	5,395	5,395,000
Texas GO PUTTERS Series 2008-2816 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	8,625	8,625,000
Texas GO PUTTERS Series 2008-2822 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	7,430	7,430,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	7,650	7,650,000
Texas GO Series 2007 TRAN, (SP-1+, MIG-1, F-1+)
4.50%, 8/28/08	71,000	71,042,904
Texas Municipal Gas Acquisition & Supply Corp. II RB Municipal Trust Receipts Floaters Series 2007-85 DN (The Goldman Sachs Group, Inc. Liquidity Facility), (A-1+, F-1+)
2.28%, 8/07/08(a)(b)	30,000	30,000,000
Texas Municipal Gas Acquisition & Supply Corp. II RB PUTTERS Series 2007-1989 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	2,330	2,330,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility), (A-1+, VMIG-1)
2.31%, 8/07/08(a)(b)	14,400	14,400,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility), (A-1, VMIG-1)
2.31%, 8/07/08(a)(b)	5,900	5,900,000
Texas Public Finance Authority TECP, (A-1+, P-1, F-1+)
1.65%, 8/15/08	13,700	13,700,000
Texas Transportation Commission RB Series 2006A DN,
5.00%, 4/01/09	1,000	1,022,559

JULY 31, 2008	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (Continued)
Texas Water Development Board RB (Subordinate Lien Revenue Project) Series 2007A DN (JPMorgan Chase Bank & Co. SBPA), (A-1+, VMIG-1, F-1+)
2.25%, 8/07/08(b)	$22,568	$22,568,000
Texas Water Development Board RB Municipal Trust Receipts Floaters (Revolving Fund Project) Series 2008-2300 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.26%, 8/07/08(a)(b)	3,890	3,890,000
University of Texas Financing System RB Series 1999B MB,
5.50%, 8/15/08	300	300,339
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA), (VMIG-1)
2.24%, 8/07/08(a)(b)	6,225	6,225,000
Victoria County Hospital RB Municipal Trust Receipts Floaters Series 2008-2399 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (VMIG-1)
2.44%, 8/07/08(a)(b)	9,805	9,805,000

		743,358,535

Utah — 0.0%
Utah GO Series 2001B MB,
4.50%, 7/01/09	2,000	2,051,915

Vermont — 0.9%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC),
2.29%, 8/07/08(b)	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.27%, 8/07/08(b)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.29%, 8/07/08(b)	3,900	3,900,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC), (VMIG-1)
2.29%, 8/01/08(b)	22,200	22,200,000

		38,705,000

Virginia — 1.7%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC), (VMIG-1)
2.20%, 8/07/08(b)	5,600	5,600,000
Chesterfield Health Center Commission Residential Care Facility RB ( Lucy Corr Village Project) Series 2008B DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.26%, 8/07/08(b)	3,200	3,200,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC), (A-1+)
2.17%, 8/07/08(b)	22,060	22,060,000
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility), (A-1+)
2.24%, 8/07/08(a)(b)	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC), (VMIG-1)
2.26%, 8/07/08(a)(b)	1,115	1,115,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008A DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
2.10%, 8/07/08(b)	42,000	42,000,000

		74,075,000

Washington — 1.6%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.26%, 8/07/08(a)(b)	2,662	2,662,500
Central Puget Sound Regional Transit Authority RB MERLOTS Trust Receipts Series 2007D-76 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (A-1+)
2.49%, 8/07/08(a)(b)	4,995	4,995,000
King County Public Hospital District No. 1 GO Series 2008DB-614 DN (Assured Guaranty Ltd. Insurance, Deutsche Bank Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	3,925	3,925,000
Port of Seattle RB Municipal Trust Receipts Floaters Series 2008-2560D DN (Transamerica International, Inc. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.43%, 8/07/08(a)(b)	11,085	11,085,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA), (A-1+)
2.25%, 8/07/08(a)(b)	4,000	4,000,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (VMIG-1)
2.39%, 8/07/08(a)(b)	3,510	3,510,000
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA), (A-1+)
2.49%, 8/07/08(a)(b)	12,385	12,385,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
2.39%, 8/07/08(a)(b)	7,995	7,995,000
Washington GO Series 2008 ROC-RR-II-R-3087 DN (Citigroup Financial Products Liquidity Facility), (A-1+)
2.24%, 8/07/08(a)(b)	2,920	2,920,000
Washington Metro TECP, (A-1+, P-1)
1.58%, 8/12/08	20,000	20,000,000

		73,477,500

28	JULY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.14%, 8/07/08(b)	$8,000	$8,000,000

Wisconsin — 3.1%
Wisconsin GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/15/09	80,500	81,406,610
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B DN (M & I Marshall & Ilsley Bank LOC), (A-1)
2.20%, 8/07/08(b)	28,500	28,500,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (M & I Marshall & Ilsley Bank LOC), (VMIG-1)
2.21%, 8/07/08(b)	13,520	13,520,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (M & I Marshall & Ilsley Bank LOC), (A-1)
2.21%, 8/07/08(b)	2,295	2,295,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (M & I Marshall & Ilsley Bank LOC), (A-1)
2.21%, 8/07/08(b)	8,700	8,700,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC), (MIG-1)
4.50%, 9/18/08	2,300	2,302,532

		136,724,142

Total Investments (Cost $4,388,245,844*) — 98.0%		4,388,245,844
Other Assets in Excess of Liabilities — 2.0%		88,432,780

Net Assets — 100.0%		$4,476,678,624

*	Aggregate cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance)	$10,000,000	$26,389
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	24,995,000	17,134
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	8,815,000	78,103
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA)	—	69,511
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	27,520,000	19,317
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	5,370,000	3,491
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA)	2,590,000	25,620
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	2,200,000	28,415
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	2,320,000	1,553
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	7,100,000	4,589
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	—	40,694
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	5,000,000	3,222

JULY 31, 2008	29

Schedule of Investments (concluded)	MuniFund

(d)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $2,135,000 and an original cost of $2,135,000 in these securities.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

30	JULY 31, 2008

Schedule of Investments July 31, 2008 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.4%
Alabama HFA Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty), (VMIG-1)
2.44%, 8/07/08(a)	$1,155	$1,155,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (SouthTrust Bank N.A. LOC),
2.60%, 8/07/08(a)	805	805,000
Tuscaloosa IDRB Series 2000A AMT DN (SouthTrust Bank N.A. LOC),
2.60%, 8/07/08(a)	1,165	1,165,000

		3,125,000

Arizona — 0.4%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
2.15%, 8/07/08(a)	600	600,000
Pinal County Electrical District No. 3 RB Series 2006U-1 DN (Bank of America N.A. SBPA), (VMIG-1)
2.28%, 8/07/08(a)(b)	2,500	2,500,000

		3,100,000

Arkansas — 0.7%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. LOC), (A-1+)

2.34%, 8/07/08(a)	5,000	5,000,000

California — 6.4%
California Department of Water Resources Power Supply RB Series 2008J-1 DN (JPMorgan Chase Bank LOC, California Public Employees Retirement System LOC), (VMIG-1, F-1+)
1.90%, 8/01/08(a)	800	800,000
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA), (A-1+, VMIG-1)
2.05%, 8/01/08(a)	100	100,000
California Housing Finance Agency Home Mortgage RB Series 2008E AMT DN (KBC Bank N.V. SBPA), (A-1+, VMIG-1)
2.16%, 8/01/08(a)	30,700	30,700,000
Newport Beach Hospital RB (Hoag Memorial Presbyterian Hospital Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.21%, 8/07/08(a)	13,400	13,400,000

		45,000,000

Colorado — 2.7%
CollegeInvest Education Loan RB Series 2008I-A AMT DN (Guaranteed Student Loans Insurance, Lloyds TSB Bank Plc LOC), (A-1+, F-1+)
2.34%, 8/07/08(a)	10,000	10,000,000
Colorado GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 6/26/09	5,000	5,058,018
Colorado HFA Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
2.35%, 8/07/08(a)	1,900	1,900,000
Colorado HFA Single Family Mortgage RB Series 2006-1B3 AMT DN (DEPFA Bank Plc SBPA), (A-1, VMIG-1)
2.35%, 8/07/08(a)	2,245	2,245,000

		19,203,018

Florida — 1.6%
Broward County RB Series 2008N AMT DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
2.75%, 8/07/08(a)	4,000	4,000,000
Gainesville Utilities System RB Series 2006A DN (SunTrust Bank SBPA), (A-1+, VMIG-1)
2.15%, 8/01/08(a)	900	900,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	1,770	1,770,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.36%, 8/07/08(a)	1,650	1,650,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC),
2.41%, 8/07/08(a)	1,975	1,975,000
Orange County Health Facilities Authority RB (Orlando Regional Healthcare System Project) Series 2008D DN (SunTrust Bank LOC), (VMIG-1)
2.17%, 8/01/08(a)	1,000	1,000,000

		11,295,000

Georgia — 1.5%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992-1ST DN, (A-1, VMIG-1)
2.17%, 8/01/08(a)	5,100	5,100,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC), (VMIG-1)
2.39%, 8/07/08(a)	300	300,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT DN (Berkshire Hathaway Obliger LOC), (VMIG-1)
2.24%, 8/07/08(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC),
2.34%, 8/07/08(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC),
2.34%, 8/07/08(a)	1,000	1,000,000

JULY 31, 2008	31

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (Continued)
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC),
2.34%, 8/07/08(a)	$1,000	$1,000,000

		10,800,000

Illinois — 4.8%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
2.47%, 8/07/08(a)	2,825	2,825,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC), (A-1+)
2.49%, 8/07/08(a)	1,515	1,515,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
2.52%, 8/07/08(a)	1,910	1,910,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC), (A-1+)
2.40%, 8/07/08(a)	2,020	2,020,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC),
2.40%, 8/07/08(a)	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC),
2.40%, 8/07/08(a)	3,895	3,895,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC),
2.24%, 8/07/08(a)	2,995	2,995,000
Illinois Health Facilities Authority RB (Revolving Fund Pooled Financing Project) Series 1985B DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.10%, 8/01/08(a)	14,000	14,000,000
Illinois Housing Development Authority RB Series 2007H-2 AMT MB, (A-1+, VMIG-1)
3.48%, 10/01/08	1,045	1,045,000
Rockford County RB (Wesley Willows Obligation Project) Series 2007 DN (M & I Marshall & Ilsley LOC), (A-1)
2.23%, 8/01/08(a)(b)	1,825	1,825,000

		34,030,000

Indiana — 2.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (Star Financial Bank LOC, U.S. Bank N.A. LOC), (A-1+)
2.41%, 8/07/08(a)	1,520	1,520,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC),
3.25%, 8/07/08(a)	35	35,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty),
2.38%, 8/07/08(a)	2,250	2,250,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 5/28/09	7,000	7,066,293
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC),
4.23%, 8/07/08(a)	350	350,000
Indiana Finance Authority Health Care Facilities RB (BehaviorCorp, Inc. Project) Series 2007 DN (Hunington National Bank LOC),
2.65%, 8/07/08(a)	2,800	2,800,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	2,375	2,375,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC),
2.65%, 8/07/08(a)	900	900,000

		17,296,293

Iowa — 0.1%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC),
2.99%, 8/07/08(a)	1,000	1,000,000

Kentucky — 0.8%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC),
2.55%, 8/07/08(a)	665	665,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC),
2.49%, 8/07/08(a)	815	815,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC),
2.44%, 8/07/08(a)	1,010	1,010,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC),
3.45%, 8/07/08(a)	3,320	3,320,000

		5,810,000

Louisiana — 4.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT DN (BASF Corp. Liquidity Facility), (P-1)
2.37%, 8/01/08(a)	2,400	2,400,000
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC),
2.36%, 8/07/08(a)	2,150	2,150,000
East Baton Rouge RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Bank Plc SBPA), (A-1+)
2.44%, 8/07/08(a)(b)	2,780	2,780,000

32	JULY 31, 2008

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (Continued)
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	$12,000	$12,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC), (A-1)
2.42%, 8/07/08(a)	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN, (A-1+)
2.40%, 8/07/08(a)	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC),
2.49%, 8/07/08(a)	1,040	1,040,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC), (A-1+)
2.44%, 8/07/08(a)(b)	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC),
2.34%, 8/07/08(a)	2,425	2,425,000

		33,345,000

Maine — 0.7%
Maine Finance Authority RB (Brunswick Publishing LLC Project) Series 2008 AMT DN (State Street Bank & Trust Co. LOC, SunTrust Bank LOC), (A-1+)
2.34%, 8/07/08(a)	5,000	5,000,000

Maryland — 2.3%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC), (A-1)
2.45%, 8/07/08(a)	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC), (A-1)
2.45%, 8/07/08(a)	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC), (A-1)
2.50%, 8/01/08(a)	665	665,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC), (A-1)
2.45%, 8/07/08(a)	1,920	1,920,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.50%, 8/07/08(a)	2,100	2,100,000

		15,825,000

Massachusetts — 4.6%
Massachusetts Health & Educational Facilities Authority RB (Harvard University Project) Series 2000BB DN, (A-1+, VMIG-1)
1.85%, 8/07/08(a)	32,000	32,000,000

Michigan — 8.2%
Kent Hospital Finance Authority RB Municipal Trust Receipts Floaters Series 2008-44 DN (DEPFA Bank Plc LOC, DEPFA Bank Plc SBPA), (F-1+)
2.54%, 8/07/08(a)(b)	5,000	5,000,000
Michigan Housing Development Authority RB Series 2007D AMT DN, (A-1+)
3.05%, 4/24/09(a)	10,000	10,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT DN (Bank of Nova Scotia SBPA), (A-1+)
2.38%, 8/07/08(a)	2,400	2,400,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC), (SP-1+)
4.50%, 8/20/08	4,400	4,401,804
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC),
3.45%, 8/07/08(a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	1,505	1,505,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	2,500	2,500,000
Michigan Strategic Fund Ltd. Obligation RB (John A. Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC),
2.59%, 8/07/08(a)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC),
3.45%, 8/07/08(a)	2,520	2,520,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	1,870	1,870,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	2,010	2,010,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	1,915	1,915,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	1,980	1,980,000

JULY 31, 2008	33

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (Continued)
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC),
3.10%, 8/07/08(a)	$3,600	$3,600,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC), (A-2)
2.65%, 8/07/08(a)	10,300	10,300,000

		57,731,804

Mississippi — 0.1%
Mississippi Development Bank Special Obligation GO (Jackson Project) Series 2008 MB (Assured Guaranty Ltd. Insurance), (Aaa)
3.00%, 5/01/09	980	985,905

Missouri — 1.2%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC),
2.49%, 8/07/08(a)	2,725	2,725,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility), (A-1+)
2.40%, 8/07/08(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC),
2.44%, 8/07/08(a)	1,450	1,450,000

		8,175,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC),
2.59%, 8/07/08(a)(b)	795	795,000

Nevada — 0.6%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN, (SP-1+, MIG-1)
3.00%, 7/01/09	4,000	4,037,841

New Hampshire — 1.8%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	710	710,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC), (A-1)
2.45%, 8/07/08(a)	1,485	1,485,000

New Hampshire Higher Educational & Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1633 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)

2.44%, 8/07/08(a)(b)	10,400	10,400,000

		12,595,000

New York — 10.4%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance),
3.00%, 6/26/09	15,000	15,160,659
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(a)	1,500	1,500,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008H-2-B AMT DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
2.05%, 8/01/08(a)	7,300	7,300,000
New York City Housing Development Corp. RB (Beekman Tower Project) Series 2008A DN (Royal Bank of Scotland LOC), (A-1+)
1.90%, 8/07/08(a)	14,500	14,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-3 DN (Fortis Bank S.A./N.V. SBPA), (A-1, VMIG-1, F-1+)
1.90%, 8/01/08(a)	200	200,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility), (A-1+, VMIG-1, F-1+)
2.10%, 8/07/08(a)	4,100	4,100,000
New York Housing Finance Agency RB (10 Barclay Street Project) Series 2004A DN (Federal National Mortgage Assoc. Guaranty), (VMIG-1)
2.08%, 8/07/08(a)	14,900	14,900,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-139 AMT DN (Dexia Credit Local SBPA), (VMIG-1)
2.70%, 8/01/08(a)	12,750	12,750,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	940	940,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC), (A-1)
2.36%, 8/07/08(a)	1,380	1,380,000

		72,730,659

North Carolina — 5.8%
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.36%, 8/07/08(a)	1,000	1,000,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility), (VMIG-1)
2.32%, 8/07/08(a)(b)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.36%, 8/07/08(a)	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC), (VMIG-1)
2.40%, 8/07/08(a)	900	900,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
2.15%, 8/07/08(a)	1,500	1,500,000
Raleigh Comb Enterprise System RB Series 2008B DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.15%, 8/07/08(a)	16,900	16,900,000

34	JULY 31, 2008

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (Continued)
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
2.36%, 8/07/08(a)	$1,650	$1,650,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC), (VMIG-1)
2.40%, 8/07/08(a)	700	700,000
Wilmington GO Series 2002 DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
2.20%, 8/07/08(a)	14,785	14,785,000

		40,450,000

North Dakota — 0.1%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.59%, 8/07/08(a)(b)	535	535,000

Ohio — 4.5%
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN,
3.78%, 8/14/08	1,000	1,000,000
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+)
2.28%, 8/07/08(a)(b)	6,875	6,875,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	1,000	1,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC),
2.65%, 8/07/08(a)	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	290	290,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
2.65%, 8/07/08(a)	699	699,000
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	765	765,000
Ohio Air Quality Development Authority RB (Pollution First Energy Project) Series 2006A AMT DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.27%, 8/07/08(a)	11,000	11,000,000
Ohio GO (Common Schools Project) Series 2005A DN, (A-1+, VMIG-1, F-1+)
2.00%, 8/07/08(a)	1,020	1,020,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC),
2.36%, 8/07/08(a)	1,600	1,600,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. SBPA), (VMIG-1)

2.25%, 8/07/08(a)	5,000	5,000,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
2.41%, 8/07/08(a)	400	400,000

		31,819,000

Oklahoma — 0.6%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank of America LOC),
2.72%, 8/07/08(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC),
3.45%, 8/07/08(a)	1,265	1,265,000

		4,115,000

Pennsylvania — 0.3%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.75%, 8/07/08(a)	2,150	2,150,000

Puerto Rico — 0.3%
Commonwealth of Puerto Rico GO Series 2008-355 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA), (VMIG-1)
2.27%, 8/07/08(a)(b)	2,000	2,000,000

South Dakota — 0.5%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC),
2.32%, 8/07/08(a)	3,800	3,800,000

Tennessee — 2.3%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC),
2.39%, 8/07/08(a)	2,290	2,290,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2005 DN (Bank of America N.A. LOC), (VMIG-1)
2.20%, 8/01/08(a)	3,700	3,700,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC),
2.49%, 8/07/08(a)	640	640,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	1,910	1,910,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC),
2.39%, 8/07/08(a)	1,080	1,080,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
2.29%, 8/07/08(a)(b)	1,000	1,000,000

JULY 31, 2008	35

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Tennessee (Continued)
Sevier County Public Building Authority RB (Local Government Public Improvement Project) Series 2007VI-K-1 DN (DEPFA Bank Plc SBPA), (VMIG-1)
2.35%, 8/01/08(a)	$5,400	$5,400,000

		16,020,000

Texas — 15.6%
Calhoun County Naval IDRB (British Petroleum Co. Project) Series 1998 DN, (A-1+, VMIG-1)
2.23%, 8/01/08(a)	25,000	25,000,000
Dallas County Community College District GO Series 2008 TECP (Dexia Credit Local SBPA), (P-1, F-1+)
1.65%, 8/05/08	30,000	30,000,000
Dallas Fort Worth International Airport RB PUTTERS Series 2007-2236 AMT DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.59%, 8/07/08(a)(b)	5,200	5,200,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT DN, (A-1+)
2.05%, 8/01/08(a)	50	50,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 DN, (A-1+, VMIG-1)
1.90%, 8/01/08(a)	2,400	2,400,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB, (AA+, Aa1, AA+)
5.00%, 8/01/08	1,800	1,800,000
Houston GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 6/30/09	5,000	5,058,504
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC),
3.25%, 8/07/08(a)	12	12,500
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (Flint Hills Resources Guaranty), (A-1, P-1)
2.55%, 8/07/08(a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC),
2.39%, 8/07/08(a)	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA), (VMIG-1)
2.59%, 8/07/08(a)(b)	990	990,000
Texas College GO (Student Loans Project) Series 2006 AMT MB (State Street Bank & Trust SBPA), (A-1+, VMIG-1)
3.75%, 8/01/08	5,000	5,000,000
Texas GO (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank SBPA), (F-1+)
2.31%, 8/07/08(a)(b)	2,405	2,405,000
Texas GO Series 2007 TRAN, (SP-1+, MIG-1, F-1+)
4.50%, 8/28/08	25,000	25,014,614
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility), (A-1, VMIG-1)
2.31%, 8/07/08(a)(b)	1,800	1,800,000

		109,730,618

Utah — 3.3%
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT DN (WestLB AG SBPA), (A-1+, VMIG-1, F-1+)
2.35%, 8/07/08(a)	11,875	11,875,000
Utah Housing Corp. Single Family Mortgage RB Series 2006G-1 AMT DN (DEPFA Bank Plc Liquidity Facility), (A-1, VMIG-1, F-1+)
2.35%, 8/07/08(a)	11,000	11,000,000

		22,875,000

Virginia — 4.1%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC), (A-1)
2.48%, 8/07/08(a)	2,600	2,600,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.10%, 8/01/08(a)	2,800	2,800,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC), (VMIG-1)
2.20%, 8/01/08(a)	1,600	1,600,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC),
2.45%, 8/07/08(a)	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC),
2.45%, 8/07/08(a)	1,612	1,612,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
2.34%, 8/07/08(a)(b)	65	65,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
2.34%, 8/07/08(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Children’s Hospital-Kings Project) Series 2006 DN (Wachovia Bank N.A. LOC), (VMIG-1)
2.12%, 8/07/08(a)	13,890	13,890,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC),
2.80%, 8/07/08(a)	55	55,000

		28,427,000

36	JULY 31, 2008

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington — 0.1%
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC), (F-1+)
2.40%, 8/01/08(a)	$395	$395,000

Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC), (A-1+)
2.45%, 8/07/08(a)	385	385,000

		780,000

Wisconsin — 4.2%
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC),
4.20%, 8/07/08(a)	285	285,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC),
3.45%, 8/07/08(a)	1,820	1,820,000
Wisconsin Housing & Economic Development Authority Home Ownership RB Series 2004A AMT DN (GO of Authority, WestLB AG SBPA), (A-1+, VMIG-1)
2.35%, 8/07/08(a)	26,190	26,190,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC), (MIG-1)
4.50%, 9/18/08	1,130	1,131,244

		29,426,244

Wyoming — 1.3%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Royal Bank of Canada GIC), (A-1+)
3.65%, 11/28/08	9,000	9,000,000

Total Investments (Cost $700,008,382*) — 99.7%		700,008,382
Other Assets in Excess of Liabilities — 0.3%		2,198,675

Net Assets — 100.0%		$702,207,057

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	$14,585,000	$10,098
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	2,395,000	1,658
MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	22,540,000	15,605
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	2,930,000	1,905
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	1,880,000	21,655
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	3,745,000	2,593

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JULY 31, 2008	37

Schedule of Investments July 31, 2008 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 93.1%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A DN (Bank of America N.A. SBPA), (A-1+, F-1+)
2.10%, 8/07/08(a)	$25,000	$25,000,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC), (A-1+)
1.98%, 8/07/08(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC), (A-1+)
1.98%, 8/07/08(a)	1,700	1,700,000
Anaheim Public Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.22%, 8/07/08(a)(b)	9,195	9,195,000
Anaheim Redevelopment Agency Tax Allocation RB (Merged Redevelopment Project) Series 2007DB-490 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (F-1+)
2.26%, 8/07/08(a)(b)	5,300	5,300,000
Anaheim School District GO Series 2007 ROC-RR-II-10018Z DN (Citigroup Global Markets Holdings Guaranty), (A-1+)
2.26%, 8/07/08(a)(b)	5,000	5,000,000
Bakersfield Hospital RB Municipal Trust Receipts Floaters Series 2008-2408 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.44%, 8/07/08(a)(b)	7,400	7,400,000
Bay Area Toll Authority Toll Bridge RB PUTTERS (San Francisco Bay Area Project) Series 2008-2866 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.24%, 8/07/08(a)(b)	3,415	3,415,000
California Community College Financing Authority (Community Colleges League of California Project) GO Series 2008A TRAN, (SP-1+)
3.50%, 6/30/09	14,900	15,133,772
California Department of Water Resource Power Supply RB Series 2002B-4 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
1.90%, 8/01/08(a)	11,800	11,800,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC), (A-1+, VMIG-1, F-1+)
1.87%, 8/01/08(a)	17,240	17,240,000
California Department of Water Resource Power Supply RB Series 2002B-6 DN (State Street Bank & Trust Co. LOC), (A-1+, VMIG-1, F-1+)
2.40%, 8/07/08(a)	7,770	7,770,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (JPMorgan Chase Bank LOC, CALSTERS LOC), (A-1+, VMIG-1, F-1+)
1.95%, 8/07/08(a)	28,900	28,900,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1+, VMIG-1, F-1+)
2.20%, 8/07/08(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005F-2 DN (Societe Generale Group LOC), (A-1+, VMIG-1, F-1+)
1.80%, 8/07/08(a)	12,150	12,150,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1, F-1+)
2.03%, 8/07/08(a)	1,500	1,500,000
California Department of Water Resource Power Supply RB Series 2008I-1 DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1, F-1+)
1.90%, 8/07/08(a)	3,850	3,850,000
California Department of Water Resource Power Supply RB Series 2008I-2 DN (Landesbank Hessen-Thueringen Girozentrale LOC), (A-1, VMIG-1, F-1+)
1.90%, 8/07/08(a)	28,100	28,100,000
California Department of Water Resources Power Supply RB Series 2008J-1 DN (JPMorgan Chase Bank LOC, California Public Employees Retirement System LOC), (VMIG-1, F-1+)
1.90%, 8/01/08(a)	19,720	19,720,000
California Economic Recovery RB Series 2004C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(a)	3,900	3,900,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN, (A-1+, VMIG-1)
1.95%, 8/07/08(a)	2,000	2,000,000
California GO (Daily Kindergarten University Project) Series 2004A-2 DN (Citibank N.A. LOC, CALSTERS LOC), (A-1+, VMIG-1, F-1+)
1.85%, 8/01/08(a)	20,100	20,100,000
California GO (Weekly Kindergarten Public University Project) Series 2004A-8 DN (Citibank N.A. LOC, CALSTERS LOC), (A-1+, VMIG-1, F-1+)
1.85%, 8/07/08(a)	4,105	4,105,000
California GO Eclipse Funding Trust Series 2005-0004 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	8,970	8,970,000
California GO Eclipse Funding Trust Series 2007-0054 DN (MBIA Insurance, U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
2.22%, 8/07/08(a)(b)	19,995	19,995,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.37%, 8/07/08(a)(b)	17,850	17,850,000

38	JULY 31, 2008

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (Continued)
California GO Municipal Trust Receipts Floaters Series 2007-2178 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)	$8,586	$8,586,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+)
2.32%, 8/07/08(a)(b)	13,300	13,300,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.39%, 8/07/08(a)(b)	8,700	8,700,000
California GO Municipal Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	4,075	4,075,000
California GO PUTTERS Series 2007-2213 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.49%, 8/07/08(a)(b)	5,995	5,995,000
California GO Series 2007-1599 DN (DEPFA Bank Plc Liquidity Facility), (A-1)
2.34%, 8/07/08(a)(b)	6,200	6,200,000
California GO Series 2007DB-457 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (F-1+)
2.25%, 8/07/08(a)(b)	3,133	3,133,000
California GO Series 2007 ROC-RR-II-R-846 DN (AMBAC Insurance, Berkshire Hathaway Corp. Credit Support, Citibank N.A. Liquidity Facility),
2.22%, 8/07/08(a)(b)	15,080	15,080,000
California GO Series 2008 TECP (Multiple LOCs), (A-1, P-1, F-1+)
1.60%, 8/07/08	11,300	11,300,000
1.55%, 8/11/08	15,300	15,300,000
1.46%, 10/02/08	30,000	30,000,000

California Health Facilities Financing Authority RB Municipal Trust Receipts Floaters Series 2008-2413 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)

2.44%, 8/07/08(a)(b)	4,600	4,600,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC), (F-1+)
2.00%, 8/07/08(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust) Series 2008A-1 MB, (A-1+, VMIG-1)
1.70%, 8/01/08	2,120	2,120,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust) Series 2008A-4 DN, (A-1+, VMIG-1)
1.70%, 8/07/08(a)	1,440	1,440,000
California Pollution Control Financing Authority PCRB (BP West Coast Products LLC Project) Series 2008 DN, (A-1+, VMIG-1)
1.75%, 8/07/08(a)	12,800	12,800,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.05%, 8/07/08(a)	5,820	5,820,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B DN (UBS AG LOC), (A-1+, VMIG-1)
2.40%, 8/07/08(a)	300	300,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008C DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
1.90%, 8/07/08(a)	3,800	3,800,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN, (A-1, F-1)
1.85%, 8/07/08(a)	6,200	6,200,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004L DN, (A-1, F-1)
2.25%, 8/07/08(a)	7,000	7,000,000

California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility), (VMIG-1)

2.23%, 8/07/08(a)(b)	26,300	26,300,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2008 ROCS-RR-II-R-11449 DN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility), (A-1+)
2.22%, 8/07/08(a)(b)	12,770	12,770,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) Municipal Trust Receipts Floaters Series 2008-14G DN (Goldman Sachs & Company Liquidity Facility), (F-1+)
2.25%, 8/07/08(a)(b)	8,000	8,000,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.34%, 8/07/08(a)(b)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC), (A-1+)
1.95%, 8/07/08(a)	1,500	1,500,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A DN (Allied Irish Bank Plc LOC), (A-1+, VMIG-1)
1.90%, 8/07/08(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008B DN (Bank of the West LOC), (A-1+, VMIG-1)
1.90%, 8/01/08(a)	2,200	2,200,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1+)
1.95%, 8/07/08(a)	1,900	1,900,000

JULY 31, 2008	39

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (Continued)
California Statewide Communities Development Authority RB (University Retirement Community at Davis Project) Series 2008 DN (Bank of America N.A. LOC), (VMIG-1)
1.90%, 8/07/08(a)	$2,865	$2,865,000
Chino Basin Regional Financing Authority RB Series 2008DBE-500 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (A-1+, F-1+)
2.28%, 8/07/08(a)(b)	5,440	5,440,000
Coast Community College District GO Series 2006DB-621 DN (FSA Insurance, Deustche Bank Liquidity Facility), (A-1+)
2.27%, 8/07/08(a)(b)	3,450	3,450,000
Daly City Housing Financing Agency Multi-Family RB (Serramonte Del Ray Apartments Project) Series 1999A DN (Federal National Mortgage Assoc. LOC), (A-1+)
1.98%, 8/07/08(a)	7,200	7,200,000
East Bay Municipal Utility District RB Series 2008A-2 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
1.85%, 8/07/08(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008A-3 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
1.85%, 8/07/08(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008B-3 DN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
1.93%, 8/07/08(a)	10,500	10,500,000
East Bay Municipal Utility District RB Series 2008C-2 DN (Multiple SBPA), (A-1+, VMIG-1)
1.85%, 8/07/08(a)	1,800	1,800,000
East Bay Municipal Utility District RB Series 2008C-3 DN (Multiple SBPA), (A-1+, VMIG-1)
1.85%, 8/07/08(a)	1,200	1,200,000
East Bay Municipal Utility District RB Series 2007-0072 DN (FSA Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility), (A-1+)
2.33%, 8/07/08(a)(b)	1,880	1,880,000
Eastern Municipal Water District Water & Sewer RB Series 2008C DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, VMIG-1, AA)
2.22%, 8/07/08(a)	2,000	2,000,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
3.62%, 8/07/08(a)(b)(c)	3,630	3,630,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
2.47%, 8/07/08(a)(b)	2,770	2,770,000
Fremont Union High School District GO Series 2008 TRAN, (MIG-1)
2.75%, 7/23/09	2,800	2,831,985
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2008 MB, (SP-1+)
3.00%, 5/01/09	6,400	6,425,785
Golden State Tobacco Securitization Corp. RB Series 2008DBE-625 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+)
2.25%, 8/07/08(a)(b)	12,530	12,530,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2448 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	25,000	25,000,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC), (VMIG-1)
1.95%, 8/07/08(a)	1,185	1,185,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facilities), (A-1+)
2.29%, 8/07/08(a)(b)	2,655	2,655,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.34%, 8/07/08(a)(b)	4,350	4,350,000
Los Angeles GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/30/09	24,000	24,312,601
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility), (A-1)
2.44%, 8/01/08(a)(b)	1,000	1,000,000
Los Angeles Unified School District RB Series 2008A TRAN, (SP-1+, MIG-1)
3.00%, 7/30/09	20,500	20,797,865
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (WestLB AG SBPA), (A-1+, VMIG-1, F-1+)
2.40%, 8/01/08(a)	7,555	7,555,000
Metropolitan Water District of Southern California Waterworks RB Series 2008A-1 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.00%, 8/07/08(a)	6,100	6,100,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	5,905	5,905,000
Morgan Hill Redevelopment Agency Tax Allocation RB (Ojo De Agua Redevelopment Project) Series 2008A DN (Scotiabank LOC), (A-1+)
1.95%, 8/07/08(a)	17,000	17,000,000
Napa Valley Unified School District GO Series 2007 TRAN (GO of District), (SP-1+)
4.25%, 10/01/08	3,245	3,249,496
Northern California Gas Authority No. 1 RB Municipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility), (A-1+, F-1+)
2.47%, 8/07/08(a)(b)	14,100	14,100,000

40	JULY 31, 2008

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (Continued)
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC), (F-1+)
3.00%, 8/07/08(a)(b)	$10,100	$10,100,000
Norwalk-La Mirada Unified School District GO Series 2003SG-169 DN (Societe Generale Group SBPA), (A-1+)
2.25%, 8/07/08(a)(b)	12,100	12,100,000
Orange County Sanitation District COP Series 2000A DN (Dexia Public Finance Bank SBPA), (A-1+, VMIG-1, F-1+)
2.40%, 8/01/08(a)	5,700	5,700,000
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.64%, 8/07/08(a)(b)	1,300	1,300,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility), (VMIG-1)
2.43%, 8/07/08(a)(b)	7,745	7,745,000
Rancho Santiago Community College District GO Munitops Trust Certificates Series 2007 DN (FSA Insurance, Bank of America N.A. SBPA), (F-1+)
2.32%, 8/07/08(a)(b)	5,800	5,800,000
Sacramento County GO Series 2008 TRAN, (MIG-1)
2.50%, 8/07/09	24,000	24,218,679
Sacramento County Sanitation District Financing Authority RB Municipal Series Trust Receipts Series 2008A-SGC-48 DN (Societie Generale LOC, Societie Generale Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	4,800	4,800,000
Sacramento County Water Financing Authority RB Municipal Trust Receipts Floaters Series 2007-1769 DN (DEPFA Bank Plc Guaranty, DEPFA Bank Plc Liquidity Facility), (A-1)
2.34%, 8/07/08(a)(b)	44,400	44,400,000
San Diego County & School District GO Series 2008B TRAN, (SP-1+, MIG-1)
3.50%, 6/30/09	5,300	5,388,924
San Diego County & School District GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.50%, 6/30/09	2,900	2,950,248
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	11,485	11,485,000
San Diego Public Facilities Financing Authority RB PUTTERS Series 2008-2595 DN (JPMorgan Chase & Co. LOC, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.24%, 8/07/08(a)(b)	36,955	36,955,000
San Diego Unified School District GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 7/01/09	3,400	3,441,940
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility), (A-1+)
2.73%, 8/07/08(a)(b)	5,130	5,130,000
San Francisco County Transportation Series 2008B TECP (Landesbank Baden-Wuerttemberg Girozentrale Liquidity Facility), (A-1+, P-1, F-1+)
1.48%, 8/05/08	6,250	6,250,000
San Francisco County Unified School District GO Series 2007 TRAN, (SP-1+, MIG-1)
4.00%, 11/14/08	15,800	15,828,151
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A DN (Morgan Guaranty Trust LOC), (A-1+)
2.55%, 8/07/08(a)	100	100,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Agreement), (VMIG-1)
2.23%, 8/07/08(a)(b)	1,000	1,000,000
Santa Clara Valley Transportation Authority RB Series 2008D DN (Banco Bilboa Vizcaya SBPA), (A-1+, VMIG-1)
2.05%, 8/07/08(a)	8,150	8,150,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
1.80%, 8/07/08(a)	9,800	9,800,000
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 DN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
2.63%, 8/07/08(a)(b)	4,105	4,105,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (U.S. Bank N.A. Liquidity Facility), (VMIG-1)
2.33%, 8/07/08(a)(b)	3,000	3,000,000
South Placer Wastewater Authority RB Series 2008A DN (State Street Bank & Trust Co. LOC, California Teacher’s Retirement System LOC), (A-1+, VMIG-1)
2.00%, 8/07/08(a)	12,400	12,400,000
Southern California Public Power Authority RB Municipal Trust Receipts Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility), (F-1+)
2.32%, 8/07/08(a)(b)	4,000	4,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.49%, 8/01/08(a)(b)	3,180	3,180,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility), (A-1)
2.73%, 8/07/08(a)(b)	17,805	17,805,000
Upland RB (Mountain Springs Project) Series 1998A DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility), (A-1+)
1.94%, 8/07/08(a)	6,600	6,600,000

JULY 31, 2008	41

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (Continued)
Victorville Joint Powers Financing Authority RB (Cogeneration Facility Project) Series 2007A DN (Fortis Bank S.A./N.V. LOC), (A-1)
2.19%, 8/07/08(a)	$12,600	$12,600,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.35%, 8/07/08(a)(b)	5,840	5,840,000

		1,005,793,446

Puerto Rico — 3.7%
Commonwealth of Puerto Rico GO Series 2008-355 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA), (VMIG-1)
2.27%, 8/07/08(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)

2.27%, 8/07/08(a)(b)	2,825	2,825,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2391 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)

2.44%, 8/07/08(a)(b)	6,245	6,245,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.74%, 8/07/08(a)(b)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe General Liquidity facility), (A-1+, NP)
2.25%, 8/07/08(a)(b)	6,665	6,665,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.89%, 8/07/08(a)	3,100	3,100,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2007-1830 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
2.79%, 8/07/08(a)(b)	2,000	2,000,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipt Floaters Series 2007-2006-1990 DN (Morgan Stanley Dean Witter Guaranty, Morgan Stanley Group Liquidity Facilities), (A-1)
2.44%, 8/07/08(a)(b)	5,000	5,000,000

		39,435,000

Total Investments (Cost $1,045,228,446*) — 96.8%		1,045,228,446
Other Assets in Excess of Liabilities — 3.2%		34,854,368

Net Assets — 100.0%		$1,080,082,814

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Realized Gain	Interest Income
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006F DN (DEPFA Bank Plc Liquidity Facility)	$15,000,000	$41,850	$112,058
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	132,867
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)	10,000	—	98,567
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	2,200,000	—	1,456

42	JULY 31, 2008

Schedule of Investments (concluded)	California Money Fund

Affiliate	Sales Cost	Realized Gain	Interest Income
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	$2,740,000	—	$1,813
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	2,065,000	—	15,996
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	5,000	—	81,579
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	2,000,000	—	1,369
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	6,795,000	—	61,642

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JULY 31, 2008	43

Schedule of Investments July 31, 2008 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 100.1%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance),
3.00%, 6/26/09	$2,000	$2,021,421
Arlington Central School District GO Series 2007B BAN (State Aid Withholding Insurance),
4.25%, 8/22/08	800	800,264
Auburn Series 2008A BAN,
2.75%, 6/05/09	1,465	1,474,210
Averill Park Central School District GO Series 2008A BAN,
2.50%, 7/24/09	2,390	2,410,922
Bayport-Blue Point Union Free School District GO Series 2008 TAN,
2.75%, 6/30/09	1,235	1,247,302
Beacon School District GO Series 2008 BAN,
2.50%, 6/30/09	1,080	1,086,890
Binghamton School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.90%, 9/19/08	800	800,268
Broome County GO Series 2008 BAN,
2.75%, 4/17/09	6,360	6,411,042
Buffalo Municipal Water Finance Authority RB Series 2008 DN (JMorgan Chase Bank LOC), (A-1+)
2.02%, 8/07/08(a)	7,300	7,300,000
Burnt Hills-Ballston Lake Central School District GO Series 2008A BAN,
3.00%, 7/02/09	1,095	1,107,643
Burnt Hills-Ballston Lake Central School District GO Series 2008A TAN,
3.00%, 7/02/09	645	652,447
Carmel Central School District GO Series 2008 RAN,
3.00%, 6/30/09	835	844,050
Cassadaga Valley Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/16/09	1,835	1,845,360
Chautauqua County GO Series 2008 TAN,
3.20%, 12/17/08	1,500	1,502,375
Churchville-Chili Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/24/09	1,645	1,658,308
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance),
2.50%, 7/23/09	2,168	2,180,101
Deer Park Union Free School District GO Series 2008 TAN,
2.50%, 7/30/09	2,890	2,913,922
Depew Union Free School District GO Series 2008 BAN,
2.50%, 6/03/09	1,360	1,367,491
East Aurora GO Series 2008 BAN,
2.75%, 4/02/09	800	805,041
East Fishkill Township GO Series 2008 BAN,
2.75%, 4/15/09	805	809,113
East Ramapo Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/19/09	1,000	1,005,717
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC),
2.29%, 8/07/08(a)	2,250	2,250,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group, Inc. LOC), (A-1+)
2.09%, 8/07/08(a)	600	600,000
Erie County Industrial Development Agency RB PUTTERS (City School District of the City of Buffalo Project) Series 2008-2946 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.44%, 8/07/08(a)(b)	5,355	5,355,000
Fayetteville-Manlius Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 4/24/09	1,365	1,376,848
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC),
2.29%, 8/07/08(a)	2,255	2,255,000
Hamburg Town GO Series 2008 BAN,
2.75%, 7/16/09	1,365	1,378,600
Hamburg Village GO Series 2008 BAN,
2.00%, 2/05/09	580	582,383
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC), (A-1+)
2.08%, 8/07/08(a)	6,145	6,145,000
Hoosick Falls Central School District GO Series 2008 BAN,
3.00%, 4/03/09	1,340	1,351,315
Irvington Union Free School District GO Series 2008 TAN,
3.25%, 6/19/09	1,000	1,012,295
Kings Park Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
3.90%, 8/15/08	900	900,083
Levittown Union Free School District GO Series 2008 BAN,
2.75%, 7/17/09	1,260	1,273,315
Lewisboro GO Series 2008 BAN,
2.00%, 2/20/09	500	502,219
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA), (VMIG-1)
2.24%, 8/07/08(a)(b)	5,900	5,900,000
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
2.22%, 8/07/08(a)(b)	1,395	1,395,000
Lindenhurst Union Free School District GO Series 2008 TAN,
2.75%, 6/24/09	5,500	5,551,848
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/25/09	520	521,415
Long Island Power Authority Electric System RB Series 1998-2A DN (WestLB AG LOC), (A-1+, VMIG-1, F-1+)
2.40%, 8/07/08(a)	7,910	7,910,000
Long Island Power Authority Electric System RB Series 2001-2B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
2.40%, 8/01/08(a)	2,900	2,900,000

44	JULY 31, 2008

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
Massapequa Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.50%, 6/24/09	$1,045	$1,053,099
Metropolitan Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-2566D DN (Transamerica Life Insurance Co. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.41%, 8/07/08(a)(b)	25,730	25,730,000
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank S.A./N.V. LOC), (A-1, VMIG-1, F-1+)
2.18%, 8/07/08(a)	4,450	4,450,000
Middletown GO Series 2008 BAN,
2.75%, 4/10/09	965	971,701
Miller Place Union Free School District GO Series 2008 TAN,
2.50%, 6/30/09	1,185	1,194,789
Mineola Union Free School District GO Series 2008 TAN,
2.75%, 6/29/09	780	788,096
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC), (VMIG-1)
2.14%, 8/07/08(a)	2,215	2,215,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC), (VMIG-1)
2.32%, 8/07/08(a)	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC), (A-1)
2.29%, 8/07/08(a)	2,480	2,480,000
Monroe-Woodbury Central School District GO (School Bus Project) Series 2007 BAN (State Aid Withholding Insurance),
3.70%, 11/14/08	1,000	1,001,027
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 7/24/09	1,170	1,176,843
Mount Sinai Union Free School District GO Series 2008 TAN,
2.75%, 6/30/09	2,065	2,084,813
Mount Vernon New York City School District GO Series 2008 RAN (State Aid Withholding Insurance),
3.25%, 8/12/08	5,000	5,000,591
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC), (VMIG-1)
2.27%, 8/07/08(a)	2,400	2,400,000
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (U.S. Bank N.A. Guaranty, Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	10,625	10,625,000
New York City GO Municipal Trust Receipts Floaters Series 2008-2473 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.24%, 8/07/08(a)(b)	7,500	7,500,000
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC), (F-1+)
2.23%, 8/07/08(a)(b)(c)	5,290	5,290,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.44%, 8/07/08(a)(b)	5,335	5,335,000
New York City GO Series 1995F-5 DN (Bayyerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
2.08%, 8/07/08(a)	3,975	3,975,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
2.08%, 8/07/08(a)	4,070	4,070,000
New York City GO Series 2003A-5 DN (HSBC Bank LOC), (A-1+, VMIG-1, F-1+)
2.10%, 8/07/08(a)	3,750	3,750,000
New York City GO Series 2006I-4 DN (Bank of New York LOC), (A-1+, VMIG-1, F-1+)
2.18%, 8/07/08(a)	5,000	5,000,000
New York City GO Series 2006I-6 DN (CALSTRS LOC), (A-1+, VMIG-1, F-1+)
2.00%, 8/01/08(a)	1,000	1,000,000
New York City GO Series 2007 ROC-RR-II-R-11299 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.23%, 8/07/08(a)(b)	4,400	4,400,000
New York City GO Series 2008J-9 DN (Bank of Nova Scotia SBPA), (A-1+, F-1+)
2.03%, 8/07/08(a)(d)	4,700	4,700,000
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(a)	3,000	3,000,000
New York City Housing Development Corp. Multi-Family Rental Housing RB (20th Exchange Place Project) Series 2006A DN (Landesbank Hessen-Thueringen Girozentrale LOC), (A-1)
2.03%, 8/07/08(a)	6,495	6,495,000
New York City Housing Development Corp. Multi-Family Rental Housing RB (Related Monterey Project) Series 1997A DN (Federal National Mortgage Assoc. Guaranty), (A-1+)
2.40%, 8/07/08(a)	15,700	15,700,000
New York City Housing Development Corp. RB (Beekman Tower Project) Series 2008A DN (Royal Bank of Scotland LOC), (A-1+)
1.90%, 8/07/08(a)	46,480	46,480,000
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.20%, 8/07/08(a)	1,800	1,800,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC), (VMIG-1)
2.32%, 8/07/08(a)	2,040	2,040,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.27%, 8/07/08(a)	1,500	1,500,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC), (VMIG-1)
2.27%, 8/07/08(a)	2,605	2,605,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
2.10%, 8/07/08(a)	7,300	7,300,000

JULY 31, 2008	45

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006CC2 DN (Bank of Nova Scotia SBPA), (A-1+, VMIG-1, F-1+)
2.00%, 8/01/08(a)	$9,350	$9,350,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2008-2679 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
2.24%, 8/07/08(a)(b)	9,878	9,877,500
New York City Municipal Water Finance Authority TECP, (A-1+, P-1, F-1+)
1.90%, 10/16/08	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2006CC-1 DN (Bank of Nova Scotia SBPA), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(a)	7,075	7,075,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 DN (Fortis Bank S.A./N.V. SBPA), (A-1, VMIG-1, F-1+)
1.95%, 8/07/08(a)	4,400	4,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-3 DN (Fortis Bank S.A./N.V. SBPA), (A-1, VMIG-1, F-1+)
1.90%, 8/01/08(a)	7,000	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 DN (Bank of America N.A. SBPA), (A-1, F-1+)
1.95%, 8/01/08(a)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2005-1051 DN (Morgan Stanley Municipal Funding Liquidity Facility), (VMIG-1)
2.24%, 8/07/08(a)(b)	4,095	4,095,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility), (VMIG-1)
2.24%, 8/07/08(a)(b)	3,940	3,940,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	6,800	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+, F-1)
2.44%, 8/07/08(a)(b)	4,225	4,225,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (Morgan Guaranty Trust SBPA), (A-1+, VMIG-1, F-1+)
2.18%, 8/07/08(a)	3,600	3,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2002-2003C-2 DN (DEFPA Bank Plc SBPA), (A-1, VMIG-1, F-1+)
1.95%, 8/07/08(a)	3,500	3,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2002C-3 DN (DEPFA Bank Plc SBPA), (A-1, VMIG-1, F-1+)
2.05%, 8/01/08(a)	5,500	5,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.10%, 8/01/08(a)	1,500	1,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-4 DN (BNP Paribas SBPA), (A-1+, VMIG-1, F-1+)
2.03%, 8/07/08(a)	9,500	9,500,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3E DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
1.95%, 8/01/08(a)	2,300	2,300,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.13%, 8/07/08(a)(b)	3,300	3,300,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility), (A-1)
2.24%, 8/07/08(a)(b)	3,448	3,448,500
New York City Transitional Finance Authority RB Series 2002-2A DN (Dexia Credit Local Liquidity Facility), (A-1+, VMIG-1, F-1+)
1.95%, 8/01/08(a)	2,000	2,000,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility), (A-1+, VMIG-1, F-1+)
2.10%, 8/07/08(a)	4,125	4,125,000
New York City Transitional Finance Authority RB Series 2005A-1 MB,
5.00%, 11/01/08	590	593,704
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility), (A-1+)
2.12%, 8/07/08(a)(b)	8,630	8,630,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC), (A-1+, VMIG-1)
1.95%, 8/07/08(a)	895	895,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB, (A-1+)
4.00%, 8/01/09	915	935,262
New York Dormitory Authority RB (Cornell University Project) Series 2004 DN (HSBC Bank USA N.A. SBPA), (A-1+, VMIG-1)
2.10%, 8/07/08(a)	6,400	6,400,000

46	JULY 31, 2008

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
New York Dormitory Authority RB (Cornell University Project) Series 2008B DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
1.90%, 8/07/08(a)	$5,000	$5,000,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (BNP Paribas SBPA), (A-1+, F-1+)
2.10%, 8/07/08(a)	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase Bank SBPA), (A-1+, F-1+)
2.00%, 8/07/08(a)	1,340	1,340,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA), (A-1+, F-1+)
2.05%, 8/07/08(a)	6,315	6,315,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (HSBC Bank USA N.A. SBPA), (A-1+, F-1+)
2.10%, 8/07/08(a)	4,495	4,495,000
New York Dormitory Authority RB (St. Lawrence University Project) Series 2008 DN (Citizens Bank LOC), (A-1+, VMIG-1)
2.09%, 8/07/08(a)	2,000	2,000,000
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 DN (Societe Generale Liquidity Facility), (A-1+)
2.25%, 8/07/08(a)(b)	2,000	2,000,000
New York Dormitory Authority RB PUTTERS Series 2008-2659 DN (JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.29%, 8/07/08(a)(b)	2,500	2,500,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
2.03%, 8/07/08(a)	7,500	7,500,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
2.17%, 8/06/08(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
2.09%, 8/06/08(a)	12,000	12,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994-D2 DN (JPMorgan Chase Bank LOC), (VMIG-1, F-1+)
2.10%, 8/05/08(a)	4,500	4,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA), (A-1+)
2.24%, 8/07/08(a)(b)	5,360	5,360,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.23%, 8/07/08(a)(b)	1,575	1,575,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 DN (Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.24%, 8/07/08(a)(b)	5,710	5,710,000
New York GO (Environmental Quality Project) Series 1998G DN (WestLB AG LOC), (A-1+, VMIG-1)
1.90%, 8/07/08	5,500	5,500,000
New York Housing Finance Agency RB (10 Barclay Street Project) Series 2004A DN (Federal National Mortgage Assoc. Guaranty), (VMIG-1)
2.08%, 8/07/08(a)	4,765	4,765,000
New York Housing Finance Agency RB (10 Liberty-A Project) Series 2003 DN (Federal Home Loan Mortgage Corp. Insurance, Federal Home Loan Mortgage Corp. Liquidity Facility), (VMIG-1)
2.40%, 8/07/08(a)	16,230	16,230,000
New York Housing Finance Agency RB (Normandie Court I Project) Series 1991A DN (Societe Generale LOC), (A-1+, VMIG-1)
2.04%, 8/07/08(a)	4,300	4,300,000
New York Housing Finance Agency RB (North End Project) Series 2004 DN (Federal National Mortgage Assoc. Liquidity Facility), (VMIG-1)
2.10%, 8/07/08(a)	4,900	4,900,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC), (VMIG-1)
2.10%, 8/07/08(a)	13,485	13,485,000
New York Housing Finance Agency RB Series 2003E DN (BNP Paribas LOC), (A-1+, F-1+)
2.10%, 8/07/08(a)	10,700	10,700,000
New York Housing Finance Agency RB Series 2008 ROCS-RR-II-R-8103 DN (Citigroup Financial Products Liquidity Facility), (A-1+)
2.23%, 8/07/08(a)(b)	4,400	4,400,000
New York Local Government Assistance Corp. RB Series 1994B DN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC), (A-1+, VMIG-1)
2.40%, 8/07/08(a)	4,605	4,605,000
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1)
2.10%, 8/07/08(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC), (A-1+, VMIG-1)
2.40%, 8/07/08(a)	2,400	2,400,000
New York Power Authority GO Series 1985 (Dexia Credit Local Liquidity Facility), (A-1+, VMIG-1)
2.10%, 9/02/08	2,760	2,760,000
New York Power Authority TECP, (A-1, P-1, F-1+)
1.57%, 10/09/08	2,000	2,000,000

JULY 31, 2008	47

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
New York Thruway Authority RB Eagle Trust Receipts Series 2008A DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
2.44%, 8/07/08(a)(b)	$6,900	$6,900,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Municipal Trust Receipts Floaters Series 2008-2527 DN (Morgan Stanley Municpal Funding Liqudity Facility), (A-1)
2.24%, 8/07/08(a)(b)	2,009	2,009,000
Niagara-Wheatfield Central School District GO Series 2008 BAN,
2.75%, 5/20/09	495	497,716
North Shore Central School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.50%, 7/24/09	910	917,314
North Syracuse Central School District GO Series 2008 RAN,
2.75%, 6/19/09	2,000	2,014,186
Northeastern Clinton Central School District GO Series 2008 BAN,
2.50%, 7/30/09	835	837,312
Ogdensburg Enlarged City School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/26/09	745	747,753
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1)
2.09%, 8/07/08(a)	3,500	3,500,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC),
2.29%, 8/07/08(a)	3,800	3,800,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC), (VMIG-1)
2.14%, 8/07/08(a)	4,000	4,000,000
Orange County IDA Civic Facilities RB(Cornwall Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1)
2.25%, 8/07/08(a)	3,900	3,900,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC),
2.36%, 8/07/08(a)	575	575,000
Owego Town GO Series 2008 BAN,
2.70%, 1/29/09	721	721,229
Penn Yan Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/18/09	3,470	3,498,167
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/30/09	1,350	1,361,219
Plainview Old Bethpage Central School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/30/09	1,700	1,716,371
Port Washington Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/24/09	3,005	3,035,993
Poughkeepsie City GO Series 2007B BAN, (MIG-1)
3.90%, 9/12/08	500	500,149
Poughkeepsie City GO Series 2008A BAN,
2.75%, 4/24/09	1,090	1,099,064
Poughkeepsie City GO Series 2008 BAN,
2.75%, 3/20/09	865	868,969
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC), (VMIG-1)
2.90%, 8/07/08(a)	6,970	6,970,000
Red Hook Central School District GO Series 2008 BAN,
2.50%, 7/29/09	1,625	1,639,424
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC), (VMIG-1)
2.32%, 8/07/08(a)	2,500	2,500,000
Ridge Road Fire District GO Series 2008 BAN,
2.00%, 12/18/08	630	630,971
Rockland County GO Series 2007E BAN,
3.90%, 9/04/08	1,300	1,300,302
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
2.29%, 8/07/08(a)	10,465	10,465,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC), (VMIG-1)
2.29%, 8/07/08(a)	8,900	8,900,000
Rocky Point Union Free School District GO Series 2008 BAN,
2.75%, 6/30/09	955	964,074
Rocky Point Union Free School District GO Series 2008 TAN,
2.75%, 6/25/09	480	484,494
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC), (VMIG-1)
2.25%, 8/07/08(a)	2,295	2,295,000
Schenectady School District GO Series 2008 BAN,
2.75%, 7/10/09	1,100	1,108,724
Schenectady School District GO Series 2008 RAN,
2.75%, 7/31/09	500	501,730
Seneca Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	625	629,926
Seneca Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	740	745,571
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	1,300	1,310,356
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	785	791,046
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	875	881,584

48	JULY 31, 2008

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (Continued)
South Jefferson Central School District GO Series 2008 RAN,
2.75%, 6/18/09	$760	$765,969
Southampton Union Free School District GO Series 2007 BAN (State Aid Withholding Insurance), (MIG-1)
3.90%, 9/17/08	500	500,167
Suffolk County GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.50%, 8/14/08	7,000	7,001,714
Tarrytown GO Series 2008 BAN,
2.75%, 5/28/09	1,000	1,007,422
Thousand Islands Central School District GO Series 2008 BAN,
3.00%, 6/30/09	1,555	1,565,399
Three Village Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 5/15/09	480	482,812
Tobacco Settlement Financing Authority RB Series 2008B MB,
4.00%, 6/01/09	1,795	1,822,879
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility), (A-1)
2.28%, 8/07/08(a)(b)(c)	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken Liquidity Facility), (A-1+)
2.28%, 8/07/08(a)(b)(c)	7,495	7,495,000
Triborough Bridge & Tunnel Authority RB (Municipal Securities Trust Receipts) Series 2008 DN (Societe Generale LOC), (A-1+)
2.26%, 8/07/08(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA), (A-1+, VMIG-1, F-1+)
2.06%, 8/07/08(a)	6,000	6,000,000
Triborough Bridge & Tunnel Authority RB Series 2005A DN (Dexia SBPA), (A-1+, VMIG-1, F-1+)
2.15%, 8/07/08(a)	8,500	8,500,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
2.18%, 8/07/08(a)	3,755	3,755,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA), (A-1+, VMIG-1, F-1+)
2.40%, 8/07/08(a)	8,055	8,055,000
Triborough Bridge & Tunnel Authority RB Series 2008C ROC-RR-II-R-8109 DN (GO of Authority Insurance, Citigroup Financial Products Liquidity Facility), (VMIG-1)
2.20%, 8/07/08(a)(b)	7,125	7,125,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
2.05%, 8/07/08(a)	8,000	8,000,000
Wappinger GO Series 2008 BAN,
2.75%, 4/03/09	655	659,362
Watertown GO Series 2008 BAN,
2.00%, 2/25/09	690	692,823
West Babylon Union Free School District GO Series 2008 BAN,
2.75%, 7/30/09	985	992,778
White Plains GO Series 2008 BAN, (MIG-1)
3.00%, 1/22/09	500	501,159
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/25/09	650	653,772
Yorktown Central School District GO Series 2007 BAN (State Aid Withholding Insurance),
4.00%, 10/02/08	1,300	1,301,064

Total Investments (Cost $718,015,097*) — 100.1%		718,015,097
Liabilities in Excess of Other Assets — (0.1)%		(841,080)

Net Assets — 100.0%		$717,174,017

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Sales Cost	Interest Income
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	$10,000	$96,441
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	—	332,286
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	—	138,582

(d)	Restricted security as to resale. As of report date the Fund held 0.7% of its net assets, with a current market value of $4,700,000 and an original cost of $4,700,000 in these securities.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

JULY 31, 2008	49

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Liquidity Funds

Date:	September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date:	September 19, 2008

2